UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2020

Date of reporting period: December 1, 2019 through November 30, 2020

Item 1. Reports to Stockholders.

HORIZON FUNDS	Annual Report

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Active Dividend Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon Defensive Multi-Factor Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon ESG Defensive Core Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX

November 30, 2020

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, HORIZON DEFINED RISK FUND, HORIZON DEFENSIVE MULTI-FACTOR FUND and HORIZON ESG DEFENSIVE CORE FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-855-754-7932 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-855-754-7932 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Horizon Funds

Table of Contents
Letter to Shareholders	1
Portfolio Review	7
Portfolio Composition	14
Portfolio of Investments	16
Statements of Assets and Liabilities	63
Statements of Operations	65
Statements of Changes in Net Assets	67
Financial Highlights	74
Notes to Financial Statements	91
Report of Independent Registered Public Accounting Firm	111
Disclosure of Fund Expenses	113
Approval of the Management Agreements	114
Additional Information	116
Privacy Notice	120

Horizon Funds

Letter to Shareholders

November 30, 2020

Dear Shareholder:

In the following paragraphs we will recap the key factors affecting broad markets and the Horizon Funds through the fiscal year ended November 30, 2020.

Horizon Active Asset Allocation Fund

The Horizon Active Asset Allocation Fund (Investor Class) (the Fund) returned 12.32% for the fiscal year ended November 30, 2020. Domestic equities (as measured by the S&P 500 Index) returned 17.42%, while international equities returned 10.86% (as measured by the S&P Global BMI ex-US Index) over the same period.

It was a year characterized by extreme price movements and position crowding against a backdrop of the record high economic volatility. Market leadership, both at a regional and style level, varied dramatically throughout the year. The expected cyclical upswing after the relaxation of trade tensions between the U.S. and China at the beginning of the year gave way to a sudden economic stop to stem the spread of a global pandemic. As the economy and markets recovered, focus shifted to the outlook for therapeutics and vaccines to combat Covid-19 and the U.S. election. Throughout most of the year, U.S. equities, and especially growth stocks, led other market segments, although this leadership was challenged in a few sharp positioning rotations, a reflection of investor crowding in the style and factor space. Toward the end of the year, the passing of the event risk around the U.S. election and positive vaccine news caused another regional and style shift in favor of the year’s laggards. Navigating these rotations was a key factor in the Fund’s performance throughout the year. The Fund began the year overweight foreign stocks but quickly increased domestic and large-cap growth positioning as the pandemic roiled the global economy. The Fund maintained this positioning through the equity market sell-off and initial phases of the recovery. As valuations and positioning metrics became more stretched in the back half of the year, the Fund increased its international allocation and moved down the capitalization spectrum, two areas that had lagged the domestic large-cap growth segment. Following the positive vaccine developments at the end of the year, the Fund shifted further down the capitalization spectrum, adding direct exposure to small-caps, and increased exposure to Asian equities.

The key driver of Fund performance was U.S. positioning, specifically allocations to large cap growth and technology shares whose business models were robust to an economic slowdown and whose balance sheets were perceived as high quality. Key detractors include European exposure and a systematic option program designed for portfolio enhancement. Emerging market equity exposure also lagged, although it did contribute strongly to returns at certain parts of the year.

Horizon Active Risk Assist Fund

The Horizon Active Risk Assist Fund (Investor Class) (the Fund) realized a return of 2.71% for the fiscal year ended November 30, 2020, which trailed domestic and international equities. Domestic equities (as measured by the S&P 500 Index) returned 17.46%, while international equities returned 10.86% (as measured by the S&P Global BMI ex-US Index) over the same period. The Fund exhibited an average beta of 0.37 to the S&P 500 Index over the period.

As a risk mitigation strategy, the Fund performed in line with expectations in a difficult market environment. The Fund’s realized volatility for the period was 20.89%, around 50% of that of domestic equities and about 75% of that of international equities (realized volatilities for the period of 41.51% and 27.86% respectively). The Fund also realized a maximum drawdown of 20.13%, which was substantially less than the 33.79% drawdown experienced by the S&P 500 and the 34.83% drawdown of the S&P Global BMI ex-US.

The Fund began the year with a slight overweight to international markets and a preference for value over growth domestically. As risks to the global outlook increased early in the year, the Fund moved toward U.S., and especially large-cap growth and technology, stocks. The Fund maintained this positioning through the equity market sell-off and initial phases of the recovery, a period during which the Risk Assist algorithm was engaged. Near the end of the year,

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2020

the Fund added smaller cap exposure and moved away from its strong preference for domestic large-cap growth. In terms of performance of the underlying allocations, large-cap domestic growth and technology holdings contributed the most to the Fund’s return, while allocations towards domestic large-cap value and international developed markets detracted the most from the Fund’s return over the fiscal year.

The Fund had meaningful de-risking activity throughout the fiscal year in an environment that was quick to sell off and quick to recover (“de-risk” meaning a partial re-allocation of Fund assets away from global equities and towards U.S. Treasury-related securities). The Fund began the year fully invested, and after the equity market peak in mid-February, the speed and magnitude of the equity sell-off drove the Fund to de-risk rapidly, ending March with 90% of the Fund’s assets in short-term U.S. government securities. The speed of the equity rebound from late March caused a drag on Fund performance as assets were systematically reinvested in global equities. A brief sell-off in June caused some de-risking activity, while by July the Fund was fully invested in global equities and captured the equity market gains through the rest of the year. The speed of the drawdowns and recoveries throughout this past fiscal year was a challenging environment for the Risk Assist strategy. While the Risk Assist algorithm mitigated drawdowns relative to global equity markets throughout the year, these de-risking and re-risking activities were the biggest detractors to relative performance in the period.

Horizon Active Income Fund

The Horizon Active Income Fund (Investor Class) (the Fund) was up 7.29% for the fiscal year ended November 30, 2020, matching the 7.28% return for the broader bond market (as measured by Bloomberg Barclays U.S. Aggregate Bond Index). The Fund experienced higher volatility and a larger maximum drawdown than the benchmark during the period due to dislocations in the fixed income market in the first half of the year and the opportunistic use of fixed income market segments not in the benchmark.

As a flexible fixed income strategy designed to opportunistically navigate through non-traditional fixed income market segments to improve the risk/reward of traditional core fixed income, relative performance for the year was volatile. At the beginning of the year, the Fund faced a mixed market pricing backdrop. Optimism was reflected by the historically tight spreads on corporate debt, while the flatness of the government yield curve expressed skepticism around a synchronized global economic upswing. The sudden stop of global economic activity in February and March caused extreme volatility and illiquidity across all fixed income markets. The Federal Reserve Board and other global central banks responded by cutting rates rapidly and instituting large-scale asset purchase programs to restore market function. This intervention was largely successful, causing a sharp contraction in credit spreads in April followed by a gradual tightening throughout the rest of the year, as well as a steepening trend in government bond markets. The Fund was active throughout the period, initially positioning with a long duration profile and a diversified set of non-traditional fixed income risk exposures. As markets experienced difficulty early in the year, the Fund actively de-risked some of its more volatile holdings and increased duration, primarily through government bonds. The rebound in fixed income markets from April onwards saw an increase in Fund risk via convertible bonds, preferred equities, high-yield corporate and emerging market debt, a steady decrease in duration exposure, and an overweight to investment grade corporate debt.

The key drivers of Fund performance include long duration positioning in both the government and investment grade sectors and the opportunistic use of ETF holding convertible bonds. Despite the fact that these allocations added considerable value at times throughout the fiscal year, high-yield corporate bonds and emerging market U.S. dollar debt were the biggest detractors to performance over the period. Another key detractor of performance was a systematic option program designed for portfolio enhancement.

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2020

Defined Risk Fund

The objective of the Defined Risk Fund (the Fund) is to invest in a basket of equities that track the S&P 500 Index, while seeking to generate income, hedge volatility, and reduce downside risk by buying and selling put and call options . In terms of expectations versus the S&P 500 Index, the Fund should outperform the Index when it is down and underperform it when it is up, while exhibiting less volatility than the Index across all market conditions.

The Defined Risk Fund (Investor Class) returned 5.93% for the year ended November 30, 2020, while realizing a volatility of 22.56%. The return on the S&P 500 Index for the same period was 17.42%, with a realized volatility of 41.51%. Over the period, the Fund exhibited a beta of 0.52 to the S&P 500 Index. The maximum drawdown for the Fund for the year ended November 30, 2020, was 20.71%, while the maximum drawdown on the S&P 500 Index over the same period was 33.79%

The Fund allows for active positioning within its options collar structure. The goal of this active positioning is to generate income, hedge volatility and reduce downside risk. This active positioning added to performance over the fiscal year.

Horizon Defensive Multi-Factor Fund

The Horizon Defensive Multi-Factor Fund (Investor Class) (the Fund) returned 3.96% for the year ended November 30, 2020, while realizing a volatility of 26.79% and a maximum drawdown of 23.39%. The return on the S&P 500 Index for the same period was 17.42%, with a realized volatility of 41.51% and a maximum drawdown of 33.79%. Over the period, the Fund exhibited an average beta of 0.57 to the S&P 500 index.

The Fund, via the Risk Assist algorithm, de-risked 80% of the equity portfolio in the drawdown during the first quarter of 2020 (“de-risk” meaning a partial re-allocation of Fund assets away from global equities and towards U.S. Treasury-related securities). This activity caused the Fund to experience lower volatility and a considerably shallower drawdown than the S&P 500 Index over this period. The stimulus provided by both fiscal and monetary authorities in March and beyond drove a strong market rally out of the drawdown. As markets rebounded, the Risk Assist algorithm systematically reinvested the equity portion of the portfolio. By early June the Fund was fully invested in the equity portion of the portfolio. The speed of the drawdown and recovery throughout this past fiscal year was a challenging environment for the Risk Assist algorithm. While the Risk Assist algorithm mitigated drawdowns relative to domestic equity markets throughout the year, these de-risking and re-risking activities were the biggest detractors to relative performance for the Fund in the period.

In terms of the underlying equity portfolio, the defensive nature of the holdings caused the Fund to slightly lag the S&P 500 Index through the rally that continued off the March equity lows. The main driver of the performance of the underlying equity portfolio is stock selection. Key highlights in the period include selection in Consumer Staples and Industrials, while selection in in Information Technology and Consumer Discretionary lagged in the period.

Horizon ESG Defensive Core Fund

The Horizon ESG Defensive Core Fund (Investor Class) (the Fund) returned 15.12% for the period December 26, 2019 to November 30, 2020, while realizing a volatility of 29.41% and a maximum drawdown of 24.43%. For the same period, the return on the MSCI USA Index was 15.55%, with a realized volatility of 43.59% and a maximum drawdown of 35.02%. The Fund exhibited an average beta of 0.61 to the S&P 500 index over the period. As the Fund was launched December 26, 2019, all the above statistics are from inception until the end of the fiscal year.

The Fund, via the Risk Assist algorithm, de-risked 80% of the equity portfolio in the drawdown during the first quarter of 2020 (“de-risk” meaning a partial re-allocation of Fund assets away from global equities and towards U.S. Treasury-related securities). This activity caused the Fund to experience lower volatility and a considerably shallower

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2020

drawdown than the S&P 500 Index over this period. The stimulus provided by both fiscal and monetary authorities in March and beyond drove a strong market rally out of the drawdown. By late May the Fund was fully invested in the equity portion of the portfolio. Although the Risk Assist algorithm mitigated the drawdown and volatility of the Fund relative to domestic equity markets, the speed of the rebound off the March equity lows caused a drag on Fund performance in the second quarter of 2020. Over the full period, however, this de-risking and re-risking activity was the largest contributor to relative returns versus the Fund’s benchmark.

The Fund’s investment sub-adviser, DWS Investment Management Americas, Inc., manages the equity portion of the Fund through a quantitative process while integrating stringent ESG criteria. Over the period, it has been a generally challenging time for quantitative strategies. By design, these strategies rely on back-testing and factor diversification to generate alpha . The most recent paradigm, driven by a single macro factor (Covid-19), has reduced the diversification benefits of these types of quantitative strategies, leading to a difficult performance environment. Especially challenging was the tilt toward inexpensive securities, or value stocks, that have not benefitted from the typical mean reversion in this market environment. In terms of performance of the equity portion of the portfolio, the Fund’s quantitative stock selection suffered from high factor correlation and narrow market leadership. Specifically, overweights in several back-to-normal stocks, mainly in the Energy, Industrials, Communication Services, and Consumer Discretionary sectors, had a negative impact on performance. In addition, underweights in stocks which benefited from the stay-at-home economy also added to underperformance relative to the benchmark. However, despite the aggregate underweight to stay-at-home stocks, selection in some names that disproportionally benefitted from the macro environment were the best performers during the period. The portfolio management team over the year made revisions to certain stock selection models as well as incorporated upgraded risk models to better capture the current macro environment.

Horizon Active Dividend Fund

The Horizon Active Dividend Fund (Investor Class) (the Fund) posted a total return of -3.41% for the fiscal year ended November 30, 2020. The Fund’s benchmark, the MSCI World High Dividend Yield Index , returned -0.19% over the same period.

Horizon’s Active Dividend Fund invests in high quality companies with well-supported dividend yields that are trading at a discount to their intrinsic value. Two of these factors, dividend and value, struggled over the past year, leading the Fund to underperform its benchmark. Dividend-focused companies underperformed as concerns over Covid-19 forced an economic slowdown. This slowdown prompted some companies to reduce or eliminate dividends, and spurred investor fears that dividends would be negatively impacted across a broad swath of global companies. The value factor underperformed due to its overweight to economically-sensitive companies in the Financials, Industrials, Materials, and Energy sectors at a time when the global economy was experiencing an unprecedented slowdown.

As people around the world began staying home due to Covid-19, their demand for food and household products increased. As a result, the Fund’s exposure to food companies J.M. Smucker, General Mills and Nestle as well as household products companies Procter and Gamble, Reckitt Benckiser (maker of Lysol), and Kimberly Clark (maker of Kleenex) contributed meaningfully to performance during the period. Semiconductor manufacturers also contributed positively to performance. Specifically, Qualcomm and Taiwan Semiconductor benefited from rising demand for semiconductors driven by the buildout of 5G infrastructure worldwide. Railroads also contributed to performance during the period. As Covid-19 stressed supply chains in the U.S., railroads became an integral part of getting goods to customers. Railroads benefited from a tighter truck market and demand from the parcel industry due to a surge in e-commerce.

Financials detracted most from performance during the period. The unprecedented decrease in interest rates in March, 2020, as Covid-19 forced the shutdown of economies across the globe, took its toll on the earnings power for financial companies. Global economic weakness also raised fears that credit defaults would rise, causing deterioration in

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2020

financial firms’ balance sheets. Real Estate exposure also detracted from performance as economic weakness spurred fears in the short-term that tenants would be unable to pay rent and called into question long-term demand for real estate once the world returns to normal.

* * * * *

We are grateful for the opportunity to manage these funds, and appreciate your continued investment in Horizon Funds.

Past performance does not guarantee future results.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. The S&P Global ex-US BMI (Broad Market Index) comprises the S&P Developed BMI and S&P Emerging BMI, and is a comprehensive, rules-based index measuring stock market performance globally, excluding the U.S. The Bloomberg Barclays Aggregate Bond Index tracks the U.S. fixed income markets. The index includes government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market. The S&P Global 100 Index measures the performance of 100 multi-national, blue-chip companies of major importance in the global equity markets, including 100 large-cap companies drawn from the S&P Global 1200 whose businesses are global in nature, a substantial portion of their operating income, assets, and employees deriving from multiple countries. The MSCI USA Index is a broad measure of the performance of the U.S. equity market, composed of over 600 constituents in the large- and mid-cap market segments. The MSCI World High Dividend Yield Index measures the performance of large- and mid-cap equities in Developed Markets that pay higher than average dividends while omitting lower quality stocks with questionable dividend-sustainability characteristics.

Must be preceded or accompanied by a prospectus.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the entire market or a benchmark. Beta is calculated by dividing the product of the covariance of the security’s returns and the benchmark’s returns by the product of the variance of the benchmark’s returns over a specified period.

Alpha is a measure of the excess return, after accounting for systematic risk as measured by beta, of a security or a portfolio in comparison to the entire market or a stated benchmark. Alpha is calculated by comparing the security’s returns over a given period with the product of the security’s beta measure and the returns of the benchmark over that same period.

Realized volatility is a statistical measure of dispersion of returns for a given security or market index over a given period of time. This measure is typically calculated by determining the average deviation from the average price of a financial instrument in the given time period. The higher the realized volatility value, the riskier the security.

Duration is a measure of risk for fixed income securities. It measures the sensitivity of the price of a fixed income instrument or portfolio of fixed income instruments to a change in interest rates. All else equal and for a given change in interest rates, a security or portfolio of securities with a larger duration will exhibit greater price changes than that with a smaller duration.

A call option is a contract that provides the buyer with the right, but not the obligation, to buy a security at a specified price on or before a specified date. A put option is a contract that provides the buyer with the right, but not the obligation, to sell a security at a specified price on or before a specified date.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2020

Mutual fund investing involves risk. Principal loss is possible. In addition to the costs, fees, and expenses involved in investing in ETFs, ETFs are subject to additional risks including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Small and Medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. The Funds may also use options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities’ prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Portfolio of Investments in this report for a complete list of fund holdings.

Earnings growth is not a measure of the Fund’s future performance.

Horizon Funds are distributed by Quasar Distributors, LLC.

Horizon Active Asset Allocation Fund

Portfolio Review (Unaudited)

November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	12.32%	8.28%	8.64%
Horizon Active Asset Allocation Fund - Advisor Class	12.24%	8.19%	9.19%
Horizon Active Asset Allocation Fund - Institutional Class	12.44%	N/A	10.25%
S&P 500 Total Return Index	17.46%	13.99%	14.52%(2)
S&P Global BMI ex-US Index	10.40%	7.63%	6.37%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.

(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 15.16% and 8.20%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 15.67% and 7.93%, respectively.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist® Fund PORTFOLIO REVIEW (Unaudited) November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on August 28, 2014. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Risk Assist® Fund - Investor Class	2.71%	4.43%	3.21%
Horizon Active Risk Assist® Fund - Advisor Class	2.50%	4.32%	4.79%
Horizon Active Risk Assist® Fund - Institutional Class	2.78%	N/A	5.71%
Bloomberg Barclays Aggregate Bond Index	7.28%	4.34%	3.78%(2)
S&P 500 Total Return Index	17.46%	13.99%	12.17%(2)
S&P Global BMI ex-US Index	10.40%	7.63%	4.13%(2)

(1)	Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist® Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Advisor Class are 4.16%, 15.16%, and 8.20%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Institutional Class are 3.96%, 15.67%, and 7.93%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	7.29%	2.47%	1.91%
Horizon Active Income Fund - Advisor Class	6.96%	N/A	2.50%
Horizon Active Income Fund - Institutional Class	7.07%	N/A	2.39%
Bloomberg Barclays Aggregate Bond Index	7.28%	4.34%	3.95%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 4.14% and 3.96%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class(3)	-3.41%	5.91%
Horizon Active Dividend Fund - Advisor Class(3)	-3.55%	3.90%
S&P Global 100 Index	17.87%	14.39%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The return for the S&P Global 100 Index since the commencement date of the Horizon Active Dividend Fund - Advisor Class is 12.92%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class	5.93%	4.98%
Horizon Defined Risk Fund - Advisor Class	5.78%	4.60%
Bloomberg Barclays US Treasury 1-3 Years Index	3.33%	2.84%(2)
S&P 500 Total Return Index	17.46%	12.91%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 3.04%, and 12.24%, respectively.

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defensive Multi-Factor Fund PORTFOLIO REVIEW (Unaudited) November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on June 26, 2019. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Defensive Multi-Factor Fund - Investor Class	3.96%	6.23%
Horizon Defensive Multi-Factor Fund - Advisor Class	N/A	3.55%
S&P 500 Total Return Index	17.46%	18.65%(2)

(1)	Inception date is June 26, 2019 for Investor Class Shares and January 31, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defensive Multi-Factor Fund - Investor Class. The returns for the S&P 500 Total Return Index since the commencement date of the Horizon Defensive Multi-Factor Fund - Advisor Class are 14.06%

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon ESG Defensive Core Fund PORTFOLIO REVIEW (Unaudited) November 30, 2020

The chart above assumes an initial gross investment of $10,000 made on December 26, 2019. The Fund’s performance figures are for the year ended November 30, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	Since Commencement of Operations (1)
Horizon ESG Defensive Core Fund - Investor Class	15.12%
Horizon ESG Defensive Core Fund - Advisor Class	14.58%
MSCI USA Index	16.26(2)

(1)	Inception date is December 26, 2019 for Investor Class Shares and January 8, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon ESG Defensive Core Fund - Investor Class. The return for the MSCI USA Index since the commencement date of the Horizon ESG Defensive Core Fund - Advisor Class is 15.63%.

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 616 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds

Portfolio Composition (Unaudited)

November 30, 2020

Horizon Active Asset Allocation Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Investment Companies	75.5%
Purchased Call Options	0.0%(a)
Short Term Investments	0.0%(a)
Investments Purchased With Proceeds From Securities Lending	24.5%
100.0%

Horizon Active Risk Assist® Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Investment Companies	78.2%
Common Stocks	1.3%
Purchased Call Options	0.0%(a)
Purchased Put Options	0.2%
Short Term Investments	0.1%
Investments Purchased With Proceeds From Securities Lending	20.2%
100.0%

Horizon Active Income Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Investment Companies	81.1%
Short Term Investments	0.6%
Investments Purchased With Proceeds From Securities Lending	18.3%
100.0%

Horizon Active Dividend Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Common Stocks	81.6%
Convertible Preferred Stocks	0.4%
Preferred Stocks	0.2%
Purchased Put Options	0.0%(a)
Short Term Investments	1.3%
Investments Purchased With Proceeds From Securities Lending	16.5%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) November 30, 2020

Horizon Defined Risk Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Common Stocks	92.9%
Warrants	0.0%(a)
Purchased Put Options	1.2%
Short Term Investments	0.1%
Investments Purchased With Proceeds From Securities Lending	5.8%
100.0%

Horizon Defensive Multi-Factor Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Common Stocks	97.7%
Short Term Investments	0.3%
Investments Purchased With Proceeds From Securities Lending	2.0%
100.0%

Horizon ESG Defensive Core Fund Portfolio Composition as of November 30, 2020:

% of Total Investments
Common Stocks	96.0%
Rights	0.0%(a)
Short Term Investments	2.0%
Investments Purchased With Proceeds From Securities Lending	2.0%
100.0%

Data expressed excludes written options. Please refer to the Portfolios of Investments in this report for a detailed analysis of the Funds’ holdings.

(a)	Less than 0.1%.

Horizon Active Asset Allocation Fund

Portfolio of Investments

November 30, 2020

Shares			Value
	INVESTMENT COMPANIES - 99.0%
	Exchange Traded Funds - 99.0%
160,104	Invesco QQQ Trust Series 1 (a)		$47,970,361
348,408	Invesco S&P 500 Equal Weight ETF (a)		42,812,375
237,680	iShares Core S&P Mid-Cap ETF		51,462,473
305,950	iShares MSCI All Country Asia ex Japan ETF (a)		25,993,512
801,605	iShares MSCI Japan ETF (a)		51,615,346
540,497	iShares MSCI USA Quality Factor ETF		60,784,293
240,627	iShares Russell 2000 ETF (a)		43,558,299
340,984	iShares Select Dividend ETF		32,008,168
112,690	Janus Henderson Small/Mid Cap Growth Alpha ETF (a)		6,608,142
264,475	Schwab U.S. Large-Cap Value ETF (a)		15,305,168
1,292,641	SPDR Portfolio Emerging Markets ETF		51,990,021
493,864	SPDR Portfolio S&P 500 Growth ETF		26,322,951
797,346	SPDR Portfolio S&P 500 Value ETF		26,687,171
318,320	SPDR S&P Kensho New Economies Composite ETF		16,804,113
656,365	Xtrackers MSCI USA ESG Leaders Equity ETF		21,651,184
207,495	Xtrackers S&P 500 ESG ETF (a)		6,612,866
	TOTAL INVESTMENT COMPANIES (Cost - $482,440,817)		528,186,443

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% (b)(e)
	PURCHASED CALL OPTIONS - 0.1%
	iShares China Large-Cap ETF
4,000	Expiration: January 2021, Exercise Price: $51	$18,800,000	100,000
	iShares MSCI EAFE ETF
3,000	Expiration: January 2021, Exercise Price: $75	21,045,000	55,500
	iShares MSCI Emerging Markets ETF
4,000	Expiration: January 2021, Exercise Price: $52	19,492,000	118,000
	TOTAL PURCHASED OPTIONS (Cost - $485,197)		273,500

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	SHORT TERM INVESTMENTS - 0.0% (c)
	Money Market Funds - 0.0% (c)
213	First American Treasury Obligations Fund, Class X, 0.05% (d)	$213
	TOTAL SHORT TERM INVESTMENTS (Cost - $213)	213

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.1%
171,201,918	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (d)	171,201,918
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $171,201,918)	171,201,918

	TOTAL INVESTMENTS - 131.2% (Cost - $654,128,145)	699,662,074
	Liabilities in Excess of Other Assets - (31.2)%	(166,401,381)
	NET ASSETS - 100.0%	$533,260,693

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of November 30, 2020.

(b)	Each option is exercisable into 100 shares of the underlying security.

(c)	Less than 0.1%.

(d)	Interest rate reflects the seven-day yield on November 30, 2020.

(e)	Non-income producing security.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS November 30, 2020

Shares		Value
	INVESTMENT COMPANIES - 98.2%
	Exchange Traded Funds - 98.2%
162,950	Invesco QQQ Trust Series 1 (f)	$48,823,079
403,261	Invesco S&P 500 Equal Weight ETF (f)	49,552,712
370,594	iShares Core S&P Mid-Cap ETF (f)	80,241,013
558,608	iShares MSCI EAFE Minimum Volatility Factor ETF	39,800,820
882,960	iShares MSCI Japan ETF (f)	56,853,794
1,072,783	iShares MSCI USA Minimum Volatility ETF (f)	71,500,987
132,676	iShares MSCI USA Momentum Factor ETF (f)	20,729,298
719,063	iShares MSCI USA Quality Factor ETF	80,865,825
140,775	iShares Russell 2000 ETF (f)	25,483,091
266,244	iShares Select Dividend ETF	24,992,324
947,486	Principal U.S. Mega-Cap ETF	32,634,924
1,996,372	SPDR Portfolio Emerging Markets ETF (f)(e)	80,294,082
734,464	SPDR Portfolio S&P 500 Growth ETF (f)	39,146,931
1,184,835	SPDR Portfolio S&P 500 Value ETF (f)	39,656,427
328,805	SPDR S&P Kensho New Economies Composite ETF (f)	17,357,616
1,474,757	Xtrackers MSCI USA ESG Leaders Equity ETF	48,647,072
437,287	Xtrackers Russell 1000 Comprehensive Factor ETF (g)	16,316,752
500,201	Xtrackers Russell 1000 U.S. QARP ETF (g)	16,347,369
255,849	Xtrackers S&P 500 ESG ETF (f)	8,153,908
	TOTAL INVESTMENT COMPANIES (Cost - $731,048,263)	797,398,024

	COMMON STOCKS - 1.6%
	Advertising - 0.0% (b)
4,820	Interpublic Group of Cos., Inc. (f)	107,390
978	Omnicom Group, Inc. (f)	61,614
		169,004
	Aerospace/Defense - 0.0% (b)
36	General Dynamics Corp.	5,377
1,614	Howmet Aerospace, Inc.	37,864
30	L3Harris Technologies, Inc.	5,760
54	Teledyne Technologies, Inc. (a)	20,409
16	TransDigm Group, Inc. (f)	9,267
		78,677
	Agriculture - 0.0% (b)
550	Archer-Daniels-Midland Co.	27,373

	Airlines - 0.0% (b)
1,181	Alaska Air Group, Inc.	60,196
2,641	American Airlines Group, Inc. (f)	37,317
353	Delta Air Lines, Inc.	14,208
240	Southwest Airlines Co.	11,122

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
601	United Airlines Holdings, Inc. (a)	$27,075
		149,918
	Apparel - 0.1%
2,295	Hanesbrands, Inc. (f)	32,589
760	Nike, Inc., Class B	102,372
699	PVH Corp. (f)	55,564
503	Ralph Lauren Corp. (f)	43,132
2,612	Tapestry, Inc.	73,972
3,870	Under Armour, Inc., Class A (a)(f)	64,126
105	VF Corp. (f)	8,757
		380,512
	Auto Manufacturers - 0.0% (b)
128	Cummins, Inc.	29,590
1,086	Ford Motor Co.	9,861
160	General Motors Co.	7,014
85	PACCAR, Inc. (f)	7,400
		53,865
	Auto Parts & Equipment - 0.0% (b)
261	Aptiv PLC	30,981
678	BorgWarner, Inc. (f)	26,340
		57,321
	Banks - 0.1%
199	Bank of New York Mellon Corp.	7,785
777	Citizens Financial Group, Inc.	25,377
1,032	Comerica, Inc.	50,774
686	Fifth Third Bancorp	17,383
215	First Republic Bank	27,855
2,458	Huntington Bancshares, Inc.	29,693
1,465	KeyCorp (f)	22,649
180	M&T Bank Corp.	20,968
464	Morgan Stanley (f)	28,689
159	Northern Trust Corp.	14,806
42	PNC Financial Services Group, Inc.	5,799
1,702	Regions Financial Corp.	25,990
163	State Street Corp.	11,488
123	SVB Financial Group (a)	42,418
111	Truist Financial Corp.	5,153
1,454	Zions Bancorp NA	56,110
		392,937
	Beverages - 0.0% (b)
85	Brown-Forman Corp., Class B	6,856
35	Constellation Brands, Inc., Class A	7,204
926	Molson Coors Brewing Co., Class B (f)	42,596

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
307	Monster Beverage Corp. (a)	$26,028
		82,684
	Biotechnology - 0.0% (b)
92	Alexion Pharmaceuticals, Inc. (a)	11,234
22	Biogen, Inc. (a)	5,284
60	Bio-Rad Laboratories, Inc., Class A (a)	32,310
854	Corteva, Inc.	32,725
23	Illumina, Inc. (a)	7,408
164	Incyte Corp. (a)	13,865
8	Regeneron Pharmaceuticals, Inc. (a)(f)	4,128
15	Vertex Pharmaceuticals, Inc. (a)	3,416
		110,370
	Building Materials - 0.0% (b)
254	Carrier Global Corp.	9,670
372	Fortune Brands Home & Security, Inc.	31,062
158	Johnson Controls International PLC	7,274
65	Martin Marietta Materials, Inc. (f)	17,266
247	Masco Corp.	13,257
91	Vulcan Materials Co.	12,708
		91,237
	Chemicals - 0.1%
359	Albemarle Corp.	48,813
144	Celanese Corp. (f)	18,624
954	CF Industries Holdings, Inc.	35,584
492	Dow, Inc. (f)	26,081
88	DuPont de Nemours, Inc. (f)	5,583
239	Eastman Chemical Co.	23,279
136	FMC Corp.	15,777
124	International Flavors & Fragrances, Inc. (f)	13,900
168	Linde PLC	43,079
115	LyondellBasell Industries NV, Class A (f)	9,786
1,529	Mosaic Co.	33,577
186	PPG Industries, Inc. (f)	27,299
		301,382
	Commercial Services - 0.1%
65	Automatic Data Processing, Inc.	11,302
90	Cintas Corp.	31,977
69	Equifax, Inc. (f)	11,516
107	FleetCor Technologies, Inc. (a)	28,377
352	Gartner, Inc. (a)	53,504
52	Global Payments, Inc.	10,150
4,870	H&R Block, Inc. (f)	91,556
82	IHS Markit, Ltd.	8,156
51	MarketAxess Holdings, Inc.	27,498

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
14	Moody’s Corp.	$3,953
2,966	Nielsen Holdings PLC (f)	47,960
414	PayPal Holdings, Inc. (a)	88,646
759	Quanta Services, Inc.	51,870
632	Robert Half International, Inc. (f)	40,562
65	S&P Global, Inc.	22,866
172	United Rentals, Inc. (a)(f)	39,040
38	Verisk Analytics, Inc.	7,536
		576,469
	Computers - 0.1%
1,716	Apple, Inc.	204,290
198	Cognizant Technology Solutions Corp., Class A	15,470
7,007	DXC Technology Co.	153,523
221	Fortinet, Inc. (a)	27,234
4,488	Hewlett Packard Enterprise Co.	49,547
1,070	HP, Inc.	23,465
38	International Business Machines Corp. (f)	4,694
424	Leidos Holdings, Inc.	42,697
1,271	NetApp, Inc.	67,757
842	Seagate Technology PLC (f)	49,518
1,172	Western Digital Corp.	52,599
		690,794
	Cosmetics/Personal Care - 0.0% (b)
294	Colgate-Palmolive Co.	25,178
18,481	Coty, Inc., Class A (f)	132,878
180	Estee Lauder Cos., Inc., Class A	44,158
680	Procter & Gamble Co.	94,432
		296,646
	Distribution/Wholesale - 0.0% (b)
256	Copart, Inc. (a)	29,555
171	Fastenal Co.	8,456
819	LKQ Corp. (a)	28,845
32	WW Grainger, Inc. (f)	13,386
		80,242
	Diversified Financial Services - 0.1%
149	Ameriprise Financial, Inc.	27,601
50	BlackRock, Inc.	34,917
91	Capital One Financial Corp.	7,793
224	CBOE Global Markets, Inc. (f)	20,456
127	Charles Schwab Corp.	6,195
409	Discover Financial Services (f)	31,154
1,029	Franklin Resources, Inc. (f)	22,628
4,635	Invesco, Ltd.	75,226

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
178	Nasdaq, Inc.	$22,782
293	Raymond James Financial, Inc.	26,648
525	Synchrony Financial	15,997
169	T. Rowe Price Group, Inc.	24,236
2,503	Western Union Co. (f)	56,468
		372,101
	Electric - 0.1%
1,578	AES Corp.	32,254
522	Alliant Energy Corp.	27,457
135	Ameren Corp. (f)	10,500
61	American Electric Power Co., Inc.	5,178
1,003	CenterPoint Energy, Inc. (f)	23,260
377	CMS Energy Corp.	23,201
108	Consolidated Edison, Inc.	8,235
185	DTE Energy Co.	23,275
203	Edison International	12,456
105	Entergy Corp.	11,429
91	Eversource Energy	7,963
163	Exelon Corp.	6,694
448	FirstEnergy Corp.	11,899
726	NextEra Energy, Inc. (f)	53,426
960	NRG Energy, Inc.	31,440
335	Pinnacle West Capital Corp.	27,420
374	PPL Corp.	10,629
139	Public Service Enterprise Group, Inc. (f)	8,101
49	Sempra Energy (f)	6,247
222	WEC Energy Group, Inc.	21,079
318	Xcel Energy, Inc. (f)	21,421
		383,564
	Electrical Components & Equipment - 0.0% (b)
92	AMETEK, Inc.	10,905
79	Emerson Electric Co.	6,069
		16,974
	Electronics - 0.1%
302	Agilent Technologies, Inc.	35,304
229	Allegion PLC	26,115
309	Amphenol Corp., Class A	40,420
3,090	FLIR Systems, Inc.	118,162
112	Fortive Corp.	7,855
116	Garmin, Ltd.	13,544
279	Keysight Technologies, Inc. (a)	33,491
32	Mettler-Toledo International, Inc. (a)	36,801
289	PerkinElmer, Inc.	38,437
13	Roper Technologies, Inc. (f)	5,551

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
164	TE Connectivity, Ltd.	$18,691
44	Vontier Corp. (a)	1,460
114	Waters Corp. (a)	26,449
		402,280
	Engineering & Construction - 0.0% (b)
185	Jacobs Engineering Group, Inc.	19,950

	Entertainment - 0.0% (b)
870	Live Nation Entertainment, Inc. (a)(f)	57,116

	Environmental Control - 0.0% (b)
820	Pentair PLC	42,492
71	Republic Services, Inc.	6,867
37	Waste Management, Inc.	4,408
		53,767
	Food - 0.0% (b)
352	Campbell Soup Co. (f)	17,607
728	Conagra Brands, Inc.	26,616
107	General Mills, Inc.	6,508
57	Hershey Co.	8,430
177	Hormel Foods Corp. (f)	8,351
162	J.M. Smucker Co. (f)	18,986
169	Kellogg Co. (f)	10,801
215	Kraft Heinz Co. (f)	7,082
257	Kroger Co. (f)	8,481
380	Lamb Weston Holdings, Inc.	27,504
46	McCormick & Co., Inc., non-voting shares	8,601
113	Sysco Corp.	8,056
182	Tyson Foods, Inc., Class A	11,866
		168,889
	Forest Products & Paper - 0.0% (b)
310	International Paper Co.	15,339

	Gas - 0.0% (b)
181	Atmos Energy Corp. (f)	17,356
1,068	NiSource, Inc.	25,846
		43,202
	Hand/Machine Tools - 0.0% (b)
177	Snap-on, Inc. (f)	31,126
49	Stanley Black & Decker, Inc. (f)	9,031
		40,157
	Healthcare Products - 0.1%
136	ABIOMED, Inc. (a)	37,278

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
93	Align Technology, Inc. (a)	$44,760
82	Baxter International, Inc.	6,238
127	Boston Scientific Corp. (a)	4,210
44	Cooper Cos., Inc.	14,750
377	Danaher Corp.	84,686
626	Dentsply Sirona, Inc.	31,857
72	Edwards Lifesciences Corp. (a)	6,040
467	Hologic, Inc. (a)	32,284
83	IDEXX Laboratories, Inc. (a)	38,261
54	Intuitive Surgical, Inc. (a)	39,207
62	ResMed, Inc.	12,995
178	STERIS PLC	34,498
51	Teleflex, Inc. (f)	19,520
207	Thermo Fisher Scientific, Inc.	96,251
114	West Pharmaceutical Services, Inc.	31,368
70	Zimmer Biomet Holdings, Inc.	10,438
		544,641
	Healthcare Services - 0.0% (b)
17	Anthem, Inc.	5,296
153	Centene Corp. (a)	9,432
421	DaVita, Inc. (a)	46,247
56	HCA Healthcare, Inc.	8,406
14	Humana, Inc.	5,607
60	IQVIA Holdings, Inc. (a)	10,139
82	Laboratory Corp. of America Holdings (a)	16,387
153	Quest Diagnostics, Inc.	18,969
282	Universal Health Services, Inc., Class B	36,824
		157,307
	Home Builders - 0.0% (b)
344	DR Horton, Inc.	25,628
302	Lennar Corp., Class A	22,910
10	NVR, Inc. (a)	39,972
358	PulteGroup, Inc.	15,619
		104,129
	Home Furnishings - 0.0% (b)
861	Leggett & Platt, Inc.	37,109
172	Whirlpool Corp. (f)	33,473
		70,582
	Household Products/Wares - 0.0% (b)
163	Avery Dennison Corp.	24,342
283	Church & Dwight Co., Inc.	24,839
40	Clorox Co. (f)	8,118
31	Kimberly-Clark Corp. (f)	4,319
		61,618

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Housewares - 0.0% (b)
1,591	Newell Brands, Inc.	$33,825

	Insurance - 0.1%
210	Aflac, Inc.	9,225
76	Allstate Corp.	7,779
312	American International Group, Inc.	11,993
22	Aon PLC, Class A (f)	4,508
220	Arthur J Gallagher & Co.	25,390
312	Assurant, Inc.	40,285
32	Chubb Ltd.	4,730
208	Cincinnati Financial Corp.	15,881
123	Everest Re Group Ltd.	27,962
297	Globe Life, Inc.	27,651
431	Hartford Financial Services Group, Inc.	19,050
1,060	Lincoln National Corp.	50,053
597	Loews Corp.	25,020
162	MetLife, Inc.	7,479
478	Principal Financial Group, Inc. (f)	23,800
270	Progressive Corp.	23,520
126	Prudential Financial, Inc.	9,528
178	Travelers Cos., Inc.	23,078
3,507	Unum Group	77,961
457	WR Berkley Corp.	29,764
		464,657
	Internet - 0.1%
65	Amazon.com, Inc. (a)	205,923
281	CDW Corp.	36,668
484	eBay, Inc. (f)	24,408
277	Expedia Group, Inc.	34,484
562	F5 Networks, Inc. (a)	91,499
744	Facebook, Inc., Class A (a)	206,066
1,924	NortonLifeLock, Inc.	35,074
938	Twitter, Inc. (a)	43,626
102	VeriSign, Inc. (a)	20,473
		698,221
	Iron/Steel - 0.0% (b)
316	Nucor Corp.	16,969

	Leisure Time - 0.0% (b)
1,633	Carnival Corp.	32,627
3,163	Norwegian Cruise Line Holdings Ltd. (a)(f)	72,338
243	Royal Caribbean Cruises Ltd. (f)	19,151
		124,116

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Lodging - 0.0% (b)
101	Hilton Worldwide Holdings, Inc. (f)	$10,467
122	Las Vegas Sands Corp.	6,797
67	Marriott International, Inc., Class A	8,500
861	MGM Resorts International (f)	24,323
344	Wynn Resorts Ltd. (f)	34,572
		84,659
	Machinery - Construction & Mining - 0.0% (b)
235	Caterpillar, Inc.	40,794

	Machinery - Diversified - 0.0% (b)
181	Deere & Co.	47,353
119	Dover Corp.	14,522
1,894	Flowserve Corp. (f)	64,547
82	IDEX Corp.	15,838
378	Ingersoll Rand, Inc. (a)	16,734
120	Otis Worldwide Corp.	8,033
37	Rockwell Automation, Inc. (f)	9,456
276	Wabtec Corp.	20,231
321	Xylem, Inc. (f)	30,806
		227,520
	Media - 0.0% (b)
66	Charter Communications, Inc., Class A (a)(f)	43,031
2,226	Discovery, Inc., Class A (a)(f)	59,902
1,124	DISH Network Corp., Class A (a)	40,318
1,204	Fox Corp., Class A (f)	34,723
4,840	News Corp., Class A	85,426
960	ViacomCBS, Inc., Class B (f)	33,869
		297,269
	Mining - 0.0% (b)
1,773	Freeport-McMoRan, Inc.	41,470
63	Newmont Goldcorp Corp.	3,706
		45,176
	Miscellaneous Manufacturing - 0.0% (b)
440	AO Smith Corp.	24,777
251	Eaton Corp PLC (f)	30,399
113	Parker-Hannifin Corp.	30,200
704	Textron, Inc.	31,750
222	Trane Technologies PLC	32,465
		149,591
	Office/Business Equipment - 0.0% (b)
7,129	Xerox Holdings Corp.	156,054

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
145	Zebra Technologies Corp., Class A (a)	$54,871
		210,925
	Oil & Gas - 0.1%
4,285	Apache Corp. (f)	55,234
1,758	Cabot Oil & Gas Corp.	30,800
431	Concho Resources, Inc.	24,774
137	ConocoPhillips (f)	5,420
5,419	Devon Energy Corp.	75,812
1,114	Diamondback Energy, Inc. (f)	44,515
206	EOG Resources, Inc. (f)	9,657
343	Hess Corp. (f)	16,183
2,487	HollyFrontier Corp.	58,171
11,221	Marathon Oil Corp. (f)	66,428
627	Marathon Petroleum Corp. (f)	24,378
1,562	Occidental Petroleum Corp.	24,617
133	Phillips 66	8,057
252	Pioneer Natural Resources Co.	25,346
196	Valero Energy Corp. (f)	10,539
		479,931
	Oil & Gas Services - 0.0% (b)
1,969	Baker Hughes & GE Co.	36,860
1,955	Halliburton Co. (f)	32,433
3,920	National Oilwell Varco, Inc.	48,059
420	Schlumberger, Ltd.	8,732
8,886	TechnipFMC PLC	73,843
		199,927
	Packaging & Containers - 0.0% (b)
1,078	Amcor PLC	12,214
334	Ball Corp.	32,067
185	Packaging Corp of America	24,050
1,159	Sealed Air Corp.	52,225
668	Westrock Co. (f)	28,196
		148,752
	Pharmaceuticals - 0.0% (b)
142	AmerisourceBergen Corp.	14,642
18	Becton Dickinson & Co.	4,227
413	Cardinal Health, Inc.	22,546
27	Cigna Corp.	5,647
18	DexCom, Inc. (a)	5,754
534	Henry Schein, Inc. (a)	34,341
73	McKesson Corp.	13,133
910	Perrigo Co. PLC	43,880
2,395	Viatris, Inc. (a)	40,284

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
212	Zoetis, Inc.	$34,001
		218,455
	Pipelines - 0.0% (b)
478	Kinder Morgan, Inc.	6,874
609	ONEOK, Inc.	21,845
972	Williams Cos., Inc.	20,392
		49,111
	Real Estate - 0.0% (b)
494	CBRE Group, Inc., Class A (a)	30,203

	Real Estate Investment Trusts - 0.1%
63	Alexandria Real Estate Equities, Inc.	10,315
1,432	Apartment Investment & Management Co., Class A (f)	43,461
63	AvalonBay Communities, Inc.	10,495
196	Boston Properties, Inc. (f)	19,239
36	Digital Realty Trust, Inc. (f)	4,851
691	Duke Realty Corp.	26,299
28	Equinix, Inc.	19,538
197	Equity Residential (f)	11,410
71	Essex Property Trust, Inc.	17,457
246	Extra Space Storage, Inc.	27,732
486	Federal Realty Investment Trust (f)	42,389
527	Healthpeak Properties, Inc.	15,209
2,609	Host Hotels & Resorts, Inc. (f)	36,604
945	Iron Mountain, Inc. (f)	25,988
3,685	Kimco Realty Corp.	53,211
133	Mid-America Apartment Communities, Inc.	16,779
199	Prologis, Inc.	19,910
102	Public Storage	22,895
160	Realty Income Corp. (f)	9,595
834	Regency Centers Corp.	38,014
19	SBA Communications Corp.	5,456
156	Simon Property Group, Inc. (f)	12,881
1,295	SL Green Realty Corp. (f)	74,981
631	UDR, Inc.	24,275
556	Ventas, Inc.	26,638
936	Vornado Realty Trust	36,420
164	Welltower, Inc.	10,329
792	Weyerhaeuser Co.	23,000
		685,371
	Retail - 0.1%
130	Advance Auto Parts, Inc. (f)	19,201
7	AutoZone, Inc. (a)	7,964
255	Best Buy Co., Inc. (f)	27,744

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
122	CarMax, Inc. (a)	$11,405
24	Chipotle Mexican Grill, Inc. (a)	30,946
153	Costco Wholesale Corp.	59,941
171	Darden Restaurants, Inc.	18,465
123	Dollar General Corp. (f)	26,885
109	Dollar Tree, Inc. (a)	11,907
28	Domino’s Pizza, Inc. (f)	10,992
2,474	Gap, Inc. (f)	51,855
150	Genuine Parts Co.	14,756
3,014	Kohl’s Corp. (f)	97,051
1,177	L Brands, Inc.	45,679
310	Lowe’s Cos., Inc.	48,304
14	O’Reilly Automotive, Inc. (a)(f)	6,194
69	Ross Stores, Inc.	7,419
246	Target Corp.	44,164
188	Tractor Supply Co.	26,472
71	Ulta Beauty, Inc. (a)(f)	19,553
644	Walmart, Inc.	98,397
80	Yum! Brands, Inc.	8,464
		693,758
	Savings & Loans - 0.0% (b)
4,537	People’s United Financial, Inc.	56,259

	Semiconductors - 0.1%
712	Advanced Micro Devices, Inc. (a)	65,974
102	Analog Devices, Inc. (f)	14,186
158	Applied Materials, Inc.	13,032
413	IPG Photonics Corp. (a)(f)	85,495
92	KLA Corp.	23,181
97	Lam Research Corp. (f)	43,908
199	Microchip Technology, Inc. (f)	26,744
178	Micron Technology, Inc. (a)	11,408
326	NVIDIA Corp.	174,756
257	Qorvo, Inc. (a)	40,267
609	QUALCOMM, Inc.	89,626
155	Skyworks Solutions, Inc.	21,881
357	Texas Instruments, Inc.	57,566
203	Xilinx, Inc.	29,547
		697,571
	Shipbuilding - 0.0% (b)
242	Huntington Ingalls Industries, Inc.	38,766

	Software - 0.1%
101	Activision Blizzard, Inc.	8,027

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
242	Akamai Technologies, Inc. (a)(f)	$25,049
59	ANSYS, Inc. (a)	19,946
163	Autodesk, Inc. (a)	45,677
252	Broadridge Financial Solutions, Inc.	37,014
359	Cadence Design Systems, Inc. (a)	41,752
183	Cerner Corp. (f)	13,696
215	Citrix Systems, Inc. (f)	26,643
105	Electronic Arts, Inc. (f)	13,414
37	Fidelity National Information Services, Inc.	5,491
73	Fiserv, Inc. (a)	8,408
19	Intuit, Inc.	6,688
247	Jack Henry & Associates, Inc.	39,732
58	MSCI, Inc.	23,746
230	Paychex, Inc.	21,424
159	Paycom Software, Inc. (a)	66,316
377	salesforce.com, Inc. (a)	92,667
101	ServiceNow, Inc. (a)	53,990
188	Synopsys, Inc. (a)	42,770
251	Take-Two Interactive Software, Inc. (a)	45,308
106	Tyler Technologies, Inc. (a)	45,326
		683,084
	Telecommunications - 0.0% (b)
162	Arista Networks, Inc. (a)(f)	43,854
4,514	CenturyLink, Inc. (f)	47,171
1,177	Corning, Inc. (f)	44,043
3,069	Juniper Networks, Inc. (f)	66,812
121	Motorola Solutions, Inc.	20,755
416	T-Mobile US, Inc. (a)	55,303
		277,938
	Textiles - 0.0% (b)
303	Mohawk Industries, Inc. (a)	38,126

	Toys/Games/Hobbies - 0.0% (b)
248	Hasbro, Inc. (f)	23,071

	Transportation - 0.0% (b)
294	CH Robinson Worldwide, Inc.	27,627
148	Expeditors International of Washington, Inc.	13,227
164	FedEx Corp. (f)	46,999
111	JB Hunt Transport Services, Inc.	15,016
138	Old Dominion Freight Line, Inc.	28,064
461	United Parcel Service, Inc., Class B	78,863
		209,796

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares			Value
	Water - 0.0% (b)
180	American Water Works Co., Inc. (f)		$27,608
	TOTAL COMMON STOCKS (Cost - $11,722,938)		13,002,496

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	iShares China Large-Cap ETF
6,000	Expiration: January 2021, Exercise Price: $51	$28,200,000	150,000
	iShares MSCI EAFE ETF
4,000	Expiration: January 2021, Exercise Price: $75	28,060,000	74,000
	iShares MSCI Emerging Markets ETF
7,000	Expiration: January 2021, Exercise Price: $52	34,111,000	206,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $759,482)		430,500

	PURCHASED PUT OPTIONS - 0.2%
3,750	CBOE Volatility Index
	Expiration: December 2020, Exercise Price $22	7,713,750	637,500
	iPath Series B S&P 500 VIX Short-Term Futures ETN
3,000	Expiration: January 2021, Exercise Price: $15 (h)	5,154,000	273,000
5,000	Expiration: January 2021, Exercise Price: $17 (h)	8,590,000	1,027,500
	SPDR Gold Shares
5,000	Expiration: December 2020, Exercise Price: $150	83,335,000	107,500
5,000	Expiration: December 2020, Exercise Price: $155	83,335,000	222,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,617,640)		2,268,000

	TOTAL PURCHASED OPTIONS (Cost - $2,377,122)		2,698,500
Shares
	SHORT TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
703,675	First American Treasury Obligations Fund, Class X, 0.05% (d)		703,675
	TOTAL SHORT TERM INVESTMENTS (Cost - $703,675)		703,675

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.5%
206,423,075	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (d)		206,423,075
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $206,423,075)		206,423,075

	TOTAL INVESTMENTS - 125.7% (Cost - $952,275,073)		1,020,225,770
	Liabilities in Excess of Other Assets - (25.7)%		(208,489,862)
	NET ASSETS - 100.0%		$811,735,908

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% (a)(c)
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)%
	iPath Series B S&P 500 VIX Short-Term Futures ETN
5,000	Expiration: December 2020, Exercise Price $17	$8,590,000	$605,000
3,000	Expiration: December 2020, Exercise Price $15	5,154,000	112,500
3,000	Expiration: January 2021, Exercise Price $14	5,154,000	150,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $513,987)		867,500

	TOTAL WRITTEN OPTIONS (Premiums Received $513,987)		$867,500

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects the seven-day yield on November 30, 2020.

(e)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $20,110,000, which is 2.5% of total net assets.

(f)	All or a portion of this security is out on loan as of November 30, 2020.

(g)	Affiliated Security; please refer to Note 9 of the Notes to Financial Statements

(h)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS November 30, 2020

Shares		Value
	INVESTMENT COMPANIES - 99.4%
	Exchange Traded Funds - 99.4%
406,557	Columbia Diversified Fixed Income Allocation ETF (b)	$8,919,861
932,691	First Trust TCW Opportunistic Fixed Income ETF	51,596,466
2,558,917	Invesco Preferred ETF	38,460,523
232,326	iShares 7-10 Year Treasury Bond ETF (b)	27,969,727
120,987	iShares 20+ Year Treasury Bond ETF (b)	19,360,340
545,837	iShares Core U.S. Aggregate Bond ETF	64,638,018
125,229	iShares iBoxx Investment Grade Corporate Bond ETF (b)	17,341,712
113,144	iShares JP Morgan USD Emerging Markets Bond ETF (b)	12,926,702
700,262	iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF (b)	43,220,171
275,698	Janus Henderson Mortgage-Backed Securities ETF (b)	14,793,955
97,542	Overlay Shares Core Bond ETF	2,581,088
668,729	SPDR Blackstone / GSO Senior Loan ETF (b)	30,173,052
515,608	SPDR Bloomberg Barclays Convertible Securities ETF (b)	40,361,794
553,711	VanEck Vectors Fallen Angel High Yield Bond ETF	17,430,822
399,156	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	21,526,483
168,337	X-Trackers Short Duration High Yield Bond ETF (b)(c)	7,939,614
261,904	X-Trackers USD High Yield Corporate Bond ETF	12,969,486
	TOTAL INVESTMENT COMPANIES (Cost - $420,796,525)	432,209,814

	SHORT TERM INVESTMENTS - 0.7%
	Money Market Funds - 0.7%
2,909,196	First American Treasury Obligations Fund, Class X, 0.05% (a)	2,909,196
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,909,196)	2,909,196

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.4%
97,650,825	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (a)	97,650,825
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $97,650,825)	97,650,825

	TOTAL INVESTMENTS - 122.5% (Cost - $521,356,546)	532,769,835
	Liabilities in Excess of Other Assets - (22.5)%	(97,731,836)
	NET ASSETS - 100.0%	$435,037,999

Percentages are stated as a percent of net assets.

(a)	Interest rate reflects seven-day yield on November 30, 2020.

(b)	All or a portion of this security is out on loan as of November 30, 2020.

(c)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS November 30, 2020

Shares		Value
	COMMON STOCKS - 97.8%
	Aerospace/Defense - 1.9%
6,971	Northrop Grumman Corp. (e)	$2,107,055

	Apparel - 2.0%
27,276	VF Corp. (e)	2,274,818

	Banks - 8.2%
96,033	Bank of America Corp.	2,704,289
24,912	JPMorgan Chase & Co.	2,936,627
14,704	PNC Financial Services Group, Inc.	2,030,181
58,103	Wells Fargo & Co.	1,589,117
		9,260,214
	Beverages - 2.7%
21,505	PepsiCo, Inc.	3,101,666

	Biotechnology - 2.3%
6,464	Amgen, Inc.	1,435,266
19,052	Gilead Sciences, Inc.	1,155,885
		2,591,151
	Chemicals - 3.4%
25,209	LyondellBasell Industries NV, Class A (e)	2,145,286
35,007	Nutrien, Ltd.	1,724,795
		3,870,081
	Commercial Services - 1.1%
20,200	Robert Half International, Inc. (e)	1,296,436

	Computers - 2.9%
4,934	Accenture PLC, Class A	1,229,010
25,625	Cognizant Technology Solutions Corp., Class A	2,002,081
		3,231,091
	Cosmetics/Personal Care - 6.1%
13,069	Colgate-Palmolive Co.	1,119,229
24,090	Procter & Gamble Co.	3,345,378
40,879	Unilever PLC, ADR (e)	2,496,072
		6,960,679
	Electrical Components & Equipment - 1.7%
24,361	Emerson Electric Co.	1,871,412

	Electronics - 4.8%
47,735	Corning, Inc. (e)	1,786,244
17,896	Honeywell International, Inc.	3,649,352
		5,435,596

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Environmental Control - 1.6%
15,649	Waste Management, Inc.	$1,864,265

	Finance and Insurance - 5.2%
23,015	Royal Bank of Canada	1,886,770
39,188	Sun Life Financial, Inc.	1,743,474
48,032	Truist Financial Corp.	2,229,645
		5,859,889
	Food - 1.1%
10,401	J.M. Smucker Co. (e)	1,218,997

	Hand/Machine Tools - 1.6%
10,123	Snap-on, Inc. (e)	1,780,130

	Healthcare Services - 1.2%
4,463	Anthem, Inc.	1,390,314

	Household Products/Wares - 1.0%
5,414	Clorox Co. (e)	1,098,826

	Insurance - 2.0%
22,196	Allstate Corp.	2,271,761

	Iron/Steel - 1.6%
33,900	Nucor Corp.	1,820,430

	Manufacturing - 6.6%
38,231	Bunge Ltd.	2,251,424
11,095	Hubbell, Inc.	1,792,841
14,759	Reliance Steel & Aluminum Co.	1,738,610
48,072	Steel Dynamics, Inc.	1,740,687
		7,523,562
	Media - 3.0%
67,183	Comcast Corp., Class A (e)	3,375,274

	Mining - 1.0%
19,507	Newmont Corp.	1,147,402

	Mining, Quarrying, and Oil and Gas Extraction - 1.0%
17,735	Agnico Eagle Mines Ltd.	1,168,205

	Miscellaneous Manufacturing - 3.1%
20,540	3M Co.	3,547,874

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Oil & Gas - 1.5%
43,993	Exxon Mobil Corp.	$1,677,453

	Packaging & Containers - 1.1%
9,575	Packaging Corp of America	1,244,750

	Pharmaceuticals - 9.3%
7,990	Eli Lilly & Co.	1,163,743
24,298	Johnson & Johnson	3,515,435
15,481	McKesson Corp.	2,785,187
38,641	Merck & Co., Inc.	3,106,350
		10,570,715
	Real Estate Investment Trusts - 1.3%
36,337	Gaming and Leisure Properties, Inc. (e)	1,509,439

	Retail - 5.0%
20,508	Starbucks Corp.	2,010,194
24,118	Walmart, Inc.	3,684,989
		5,695,183
	Semiconductors - 3.8%
36,260	Intel Corp.	1,753,171
16,055	Texas Instruments, Inc.	2,588,869
		4,342,040
	Software - 1.9%
37,490	Oracle Corp.	2,163,923

	Telecommunications - 2.0%
29,386	Cisco Systems, Inc.	1,264,186
46,941	Juniper Networks, Inc. (e)	1,021,905
		2,286,091
	Transportation - 1.9%
3,716	Norfolk Southern Corp. (e)	880,766
6,457	Union Pacific Corp. (e)	1,317,745
		2,198,511
	Transportation and Warehousing - 1.0%
10,701	Canadian National Railway Co.	1,145,542

	Wholesale Trade - 1.9%
33,573	DuPont de Nemours, Inc. (e)	2,129,871

	TOTAL COMMON STOCKS (Cost - $100,499,011)	111,030,646

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares			Value
	CONVERTIBLE PREFERRED STOCKS - 0.5%
	Manufacturing - 0.4%
2,600	Energizer Holdings, Inc., Series A, 7.5%		$234,780
5,150	International Flavors & Fragrances, Inc., 6.0%		212,592
			447,372
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
8,735	Chesapeake Energy Corp., 4.5%		4,105
12,483	Nabors Industries, Ltd., Series A, 6.0%		100,239
			104,344
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $911,367)		551,716

	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
9,473	Pitney Bowes, Inc., 6.7%		200,922

	Real Estate Investment Trusts - 0.0% (b)
21,147	CBL & Associates Properties, Inc. Series E, 6.6%		8,249
	TOTAL PREFERRED STOCKS (Cost - $339,203)		209,171

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% (a)(b)(c)
	PURCHASED PUT OPTIONS - 0.0% (b)
	SPDR S&P 500 ETF Trust
200	Expiration: December 2020, Exercise Price: $346	$7,241,200	11,200
	TOTAL PURCHASED OPTIONS (Cost - $116,492)		11,200

	SHORT TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
1,745,150	First American Treasury Obligations Fund, Class X, 0.05% (d)		1,745,150
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,745,150)		1,745,150

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.8%
22,446,600	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (d)	$22,446,600
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $22,446,600)	22,446,600

	TOTAL INVESTMENTS - 119.8% (Cost - $126,057,823)	135,994,483
	Liabilities in Excess of Other Assets - (19.8)%	(22,439,054)
	NET ASSETS - 100.0%	$113,555,429

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects seven-day yield on November 30, 2020.

(e)	All or a portion of this security is out on loan as of November 30, 2020.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS November 30, 2020

Shares		Value
	COMMON STOCKS - 100.1%
	Aerospace/Defense - 1.3%
4,374	Boeing Co. (e)	$921,645
2,226	General Dynamics Corp.	332,453
1,680	L3Harris Technologies, Inc.	322,543
2,177	Lockheed Martin Corp.	794,605
1,295	Northrop Grumman Corp.	391,427
332	Teledyne Technologies, Inc. (a)	125,476
420	TransDigm Group, Inc. (f)	243,260
		3,131,409
	Agriculture - 0.7%
14,434	Altria Group, Inc.	574,906
4,322	Archer-Daniels-Midland Co.	215,106
12,150	Philip Morris International, Inc. (e)	920,363
		1,710,375
	Airlines - 0.2%
4,920	Delta Air Lines, Inc.	198,030
4,544	Southwest Airlines Co.	210,569
		408,599
	Apparel - 0.8%
12,221	Nike, Inc., Class B (e)	1,646,169
3,054	VF Corp. (f)	254,703
		1,900,872
	Auto Manufacturers - 0.5%
1,151	Cummins, Inc.	266,077
30,868	Ford Motor Co.	280,281
11,221	General Motors Co.	491,929
2,692	PACCAR, Inc.	234,365
		1,272,652
	Auto Parts & Equipment - 0.1%
2,108	Aptiv PLC	250,220

	Banks - 4.3%
66,961	Bank of America Corp. (e)	1,885,622
6,845	Bank of New York Mellon Corp.	267,776
16,163	Citigroup, Inc. (e)	890,096
5,505	Fifth Third Bancorp	139,497
1,328	First Republic Bank	172,056
2,795	Goldman Sachs Group, Inc.	644,471
23,637	JPMorgan Chase & Co. (e)	2,786,329
1,126	M&T Bank Corp.	131,168
14,096	Morgan Stanley	871,556
1,580	Northern Trust Corp.	147,129

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
3,280	PNC Financial Services Group, Inc.	$452,870
2,743	State Street Corp.	193,327
400	SVB Financial Group (a)	137,944
10,415	Truist Financial Corp.	483,464
32,034	Wells Fargo & Co. (e)	876,130
		10,079,435
	Beverages - 1.7%
33,510	Coca-Cola Co. (e)	1,729,116
1,515	Constellation Brands, Inc., Class A	311,847
4,122	Monster Beverage Corp. (a)	349,463
10,755	PepsiCo, Inc. (e)	1,551,194
		3,941,620
	Biotechnology - 1.6%
1,720	Alexion Pharmaceuticals, Inc. (a)	210,029
4,560	Amgen, Inc. (e)	1,012,502
1,230	Biogen, Inc. (a)	295,409
5,795	Corteva, Inc.	222,064
9,737	Gilead Sciences, Inc.	590,744
1,144	Illumina, Inc. (a)	368,471
1,692	Incyte Corp. (a)	143,042
829	Regeneron Pharmaceuticals, Inc. (a)	427,789
2,046	Vertex Pharmaceuticals, Inc. (a)	465,977
		3,736,027
	Building Materials - 0.4%
6,708	Carrier Global Corp.	255,373
5,803	Johnson Controls International PLC	267,170
482	Martin Marietta Materials, Inc. (f)	128,034
2,040	Masco Corp.	109,487
1,028	Vulcan Materials Co.	143,560
		903,624
	Chemicals - 1.5%
1,727	Air Products & Chemicals, Inc.	483,802
960	Celanese Corp.	124,157
5,757	Dow, Inc. (f)	305,179
5,722	DuPont de Nemours, Inc. (e) (f)	363,004
1,050	FMC Corp.	121,810
4,089	Linde PLC	1,048,501
2,600	LyondellBasell Industries NV, Class A (f)	221,260
1,844	PPG Industries, Inc. (f)	270,644
707	Sherwin-Williams Co.	528,574
		3,466,931

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Commercial Services - 2.5%
3,353	Automatic Data Processing, Inc.	$583,020
815	Cintas Corp.	289,570
2,227	Ecolab, Inc.	494,728
944	Equifax, Inc.	157,554
2,339	Global Payments, Inc.	456,549
3,101	IHS Markit, Ltd.	308,425
296	MarketAxess Holdings, Inc.	159,597
1,460	Moody’s Corp.	412,216
9,171	PayPal Holdings, Inc. (a) (e)	1,963,695
2,559	Rollins, Inc. (f)	146,324
1,879	S&P Global, Inc.	660,995
597	United Rentals, Inc. (a)	135,507
1,266	Verisk Analytics, Inc.	251,060
		6,019,240
	Computers - 7.8%
4,967	Accenture PLC, Class A	1,237,230
132,569	Apple, Inc. (e)	15,782,340
4,246	Cognizant Technology Solutions Corp., Class A	331,740
10,708	HP, Inc.	234,826
6,987	International Business Machines Corp. (e)	863,034
		18,449,170
	Cosmetics/Personal Care - 1.7%
6,668	Colgate-Palmolive Co.	571,048
2,795	Estee Lauder Cos., Inc., Class A	685,669
19,304	Procter & Gamble Co. (e)	2,680,746
		3,937,463
	Distribution/Wholesale - 0.2%
1,848	Copart, Inc. (a)	213,352
4,490	Fastenal Co.	222,030
417	WW Grainger, Inc. (f)	174,431
		609,813
	Diversified Financial Services - 4.5%
6,276	American Express Co. (f)	744,271
933	Ameriprise Financial, Inc.	172,829
1,197	BlackRock, Inc. (e)	835,925
3,572	Capital One Financial Corp.	305,906
14,606	Charles Schwab Corp.	712,481
2,786	CME Group, Inc.	487,634
2,397	Discover Financial Services (f)	182,579
4,236	Intercontinental Exchange, Inc.	446,940
7,818	MasterCard, Inc., Class A (e)	2,630,835
1,285	Nasdaq, Inc.	164,467

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
4,579	Synchrony Financial	$139,522
1,770	T. Rowe Price Group, Inc.	253,836
17,179	Visa, Inc., Class A (e) (f)	3,613,603
		10,690,828
	Electric - 2.6%
5,652	AES Corp.	115,527
2,039	Alliant Energy Corp.	107,251
1,908	Ameren Corp.	148,404
3,863	American Electric Power Co., Inc.	327,930
2,217	CMS Energy Corp.	136,434
2,588	Consolidated Edison, Inc.	197,335
6,509	Dominion Energy, Inc.	510,892
1,490	DTE Energy Co.	187,457
5,711	Duke Energy Corp.	529,181
2,925	Edison International	179,478
1,554	Entergy Corp.	169,153
2,039	Evergy, Inc.	112,981
2,644	Eversource Energy	231,377
7,560	Exelon Corp.	310,489
4,204	FirstEnergy Corp.	111,658
15,302	NextEra Energy, Inc. (f)	1,126,074
5,961	PPL Corp.	169,412
3,924	Public Service Enterprise Group, Inc. (f)	228,691
2,242	Sempra Energy (f)	285,810
8,184	Southern Co.	489,812
2,443	WEC Energy Group, Inc.	231,963
4,087	Xcel Energy, Inc. (f)	275,300
		6,182,609
	Electrical Components & Equipment - 0.2%
1,792	AMETEK, Inc.	212,406
4,671	Emerson Electric Co.	358,826
		571,232
	Electronics - 1.2%
2,410	Agilent Technologies, Inc.	281,729
2,335	Amphenol Corp., Class A	305,441
2,625	Fortive Corp.	184,091
1,492	Garmin, Ltd.	174,206
5,471	Honeywell International, Inc.	1,115,646
186	Mettler-Toledo International, Inc. (a)	213,908
815	Roper Technologies, Inc. (f)	348,005
2,574	TE Connectivity, Ltd.	293,359
		2,916,385

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Engineering & Construction - 0.1%
1,154	Jacobs Engineering Group, Inc.	$124,447

	Environmental Control - 0.3%
2,477	Republic Services, Inc.	239,576
3,294	Waste Management, Inc.	392,414
		631,990
	Food - 1.1%
4,752	General Mills, Inc.	289,017
1,613	Hershey Co.	238,547
4,192	Hormel Foods Corp. (f)	197,778
2,668	Kellogg Co. (f)	170,512
9,516	Kraft Heinz Co.	313,457
6,004	Kroger Co. (f)	198,132
1,039	McCormick & Co., Inc.	194,272
11,118	Mondelez International, Inc., Class A	638,729
3,933	Sysco Corp.	280,384
		2,520,828
	Forest Products & Paper - 0.1%
3,059	International Paper Co.	151,359

	Hand/Machine Tools - 0.1%
1,242	Stanley Black & Decker, Inc. (f)	228,913

	Healthcare Products - 4.0%
13,847	Abbott Laboratories (e)	1,498,522
615	Align Technology, Inc. (a)	295,993
3,946	Baxter International, Inc.	300,172
11,091	Boston Scientific Corp. (a)	367,667
416	Cooper Cos., Inc.	139,452
5,524	Danaher Corp.	1,240,856
4,859	Edwards Lifesciences Corp. (a)	407,622
2,018	Hologic, Inc. (a)	139,504
667	IDEXX Laboratories, Inc. (a)	307,474
912	Intuitive Surgical, Inc. (a)	662,158
10,442	Medtronic PLC (e)	1,187,255
1,128	ResMed, Inc.	236,429
2,920	Stryker Corp. (f)	681,528
361	Teleflex, Inc. (f)	138,173
3,096	Thermo Fisher Scientific, Inc.	1,439,578
576	West Pharmaceutical Services, Inc.	158,492
1,612	Zimmer Biomet Holdings, Inc.	240,381
		9,441,256

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Healthcare Services - 1.9%
1,954	Anthem, Inc.	$608,710
4,500	Centene Corp. (a)	277,425
2,634	HCA Healthcare, Inc.	395,390
1,030	Humana, Inc.	412,535
1,490	IQVIA Holdings, Inc. (a)	251,795
758	Laboratory Corp. of America Holdings (a)	151,479
7,405	UnitedHealth Group, Inc. (e)	2,490,598
		4,587,932
	Home Builders - 0.2%
2,845	DR Horton, Inc.	211,953
2,386	Lennar Corp., Class A	181,002
30	NVR, Inc. (a)	119,915
		512,870
	Household Products/Wares - 0.3%
1,931	Church & Dwight Co., Inc.	169,484
980	Clorox Co. (f)	198,901
2,650	Kimberly-Clark Corp. (f)	369,171
		737,556
	Insurance - 3.4%
5,511	Aflac, Inc.	242,098
2,439	Allstate Corp.	249,632
6,627	American International Group, Inc.	254,742
1,795	Aon PLC, Class A (f)	367,777
1,486	Arthur J Gallagher & Co.	171,499
18,546	Berkshire Hathaway, Inc., Class B (a) (e)	4,245,365
3,443	Chubb Ltd.	508,979
1,373	Cincinnati Financial Corp.	104,828
2,894	Hartford Financial Services Group, Inc.	127,915
3,928	Marsh & McLennan Cos., Inc.	450,306
7,034	MetLife, Inc.	324,760
4,534	Progressive Corp.	394,957
3,065	Prudential Financial, Inc.	231,775
1,949	Travelers Cos., Inc.	252,688
998	Willis Towers Watson PLC	207,774
		8,135,095
	Internet - 13.2%
5,327	Alphabet, Inc., Class A (a) (e)	9,345,689
3,922	Amazon.com, Inc. (a) (e)	12,425,053
317	Booking Holdings, Inc. (a)	643,019
5,521	eBay, Inc. (f)	278,424
1,217	Expedia Group, Inc.	151,504
22,207	Facebook, Inc., Class A (a) (e)	6,150,673

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
3,470	Netflix, Inc. (a) (e)	$1,702,729
6,187	Twitter, Inc. (a)	287,757
896	VeriSign, Inc. (a)	179,845
		31,164,693
	Iron/Steel - 0.1%
2,351	Nucor Corp.	126,249

	Leisure Time - 0.1%
1,850	Royal Caribbean Cruises Ltd. (f)	145,799

	Lodging - 0.4%
2,158	Hilton Worldwide Holdings, Inc. (f)	223,634
5,924	Las Vegas Sands Corp.	330,026
2,531	Marriott International, Inc., Class A	321,108
		874,768
	Machinery - Construction & Mining - 0.3%
4,219	Caterpillar, Inc.	732,376

	Machinery - Diversified - 0.7%
2,440	Deere & Co.	638,353
1,123	Dover Corp.	137,040
588	IDEX Corp.	113,572
3,252	Ingersoll Rand, Inc. (a) (f)	143,966
3,376	Otis Worldwide Corp.	225,989
913	Rockwell Automation, Inc.	233,326
1,408	Xylem, Inc. (f)	135,126
		1,627,372
	Manufacturing - 0.4%
11,892	Raytheon Technologies Corp. (e)	852,894

	Media - 2.1%
1,847	Charter Communications, Inc., Class A (a) (f)	1,204,226
35,509	Comcast Corp., Class A (e) (f)	1,783,972
14,052	Walt Disney Co. (e)	2,079,836
		5,068,034
	Mining - 0.3%
11,226	Freeport-McMoRan, Inc.	262,576
6,227	Newmont Goldcorp Corp.	366,272
		628,848
	Miscellaneous Manufacturing - 1.2%
4,498	3M Co. (e)	776,939
3,121	Eaton Corp PLC (f)	377,984

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
68,104	General Electric Co.	$693,299
2,468	Illinois Tool Works, Inc.	520,970
1,004	Parker-Hannifin Corp.	268,329
1,861	Trane Technologies PLC	272,153
		2,909,674
	Oil & Gas - 1.6%
14,948	Chevron Corp. (e)	1,303,167
8,339	ConocoPhillips (f)	329,891
4,515	EOG Resources, Inc. (f)	211,663
32,773	Exxon Mobil Corp. (e)	1,249,634
5,017	Marathon Petroleum Corp.	195,061
3,378	Phillips 66	204,639
1,363	Pioneer Natural Resources Co.	137,091
3,146	Valero Energy Corp. (f)	169,160
		3,800,306
	Oil & Gas Services - 0.2%
8,074	Baker Hughes & GE Co.	151,145
10,782	Schlumberger, Ltd.	224,158
		375,303
	Packaging & Containers - 0.2%
12,215	Amcor PLC	138,396
2,548	Ball Corp.	244,634
		383,030
	Pharmaceuticals - 5.5%
13,768	AbbVie, Inc. (e)	1,439,857
1,596	AmerisourceBergen Corp.	164,564
2,259	Becton Dickinson & Co.	530,504
17,512	Bristol-Myers Squibb Co.	1,092,749
2,839	Cigna Corp.	593,748
10,128	CVS Health Corp.	686,577
741	DexCom, Inc. (a)	236,883
7,436	Eli Lilly & Co. (e)	1,083,053
20,451	Johnson & Johnson (e)	2,958,851
1,264	McKesson Corp.	227,406
19,590	Merck & Co., Inc. (e)	1,574,840
43,141	Pfizer, Inc. (e)	1,652,732
5,352	Viatris, Inc. (a) (e)	90,021
3,688	Zoetis, Inc., Class A	591,481
		12,923,266
	Pipelines - 0.2%
17,500	Kinder Morgan, Inc.	251,650
3,935	ONEOK, Inc.	141,148

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
9,410	Williams Cos., Inc.	$197,422
		590,220
	Real Estate - 0.1%
2,600	CBRE Group, Inc., Class A (a)	158,964

	Real Estate Investment Trusts - 2.2%
974	Alexandria Real Estate Equities, Inc.	159,473
3,447	American Tower Corp.	796,946
1,089	AvalonBay Communities, Inc.	181,416
3,259	Crown Castle International Corp. (f)	546,111
2,153	Digital Realty Trust, Inc.	290,117
2,916	Duke Realty Corp.	110,983
688	Equinix, Inc.	480,080
2,882	Equity Residential (f)	166,925
567	Essex Property Trust, Inc.	139,414
997	Extra Space Storage, Inc.	112,392
4,164	Healthpeak Properties, Inc.	120,173
957	Mid-America Apartment Communities, Inc.	120,735
5,724	Prologis, Inc.	572,686
1,355	Public Storage	304,143
2,665	Realty Income Corp. (f)	159,820
870	SBA Communications Corp.	249,847
2,362	Simon Property Group, Inc. (f)	195,030
2,879	Ventas, Inc.	137,933
5,813	Weyerhaeuser Co.	168,810
3,211	Welltower, Inc.	202,229
		5,215,263
	Retail - 6.2%
180	AutoZone, Inc. (a)	204,777
2,024	Best Buy Co., Inc. (f)	220,211
1,279	CarMax, Inc. (a)	119,561
218	Chipotle Mexican Grill, Inc. (a)	281,096
3,445	Costco Wholesale Corp.	1,349,648
1,159	Darden Restaurants, Inc.	125,149
1,931	Dollar General Corp. (f)	422,078
1,848	Dollar Tree, Inc. (a)	201,876
304	Domino’s Pizza, Inc.	119,341
1,128	Genuine Parts Co.	110,961
8,405	Home Depot, Inc. (e)	2,331,631
5,907	Lowe’s Cos., Inc.	920,429
5,785	McDonald’s Corp. (e)	1,257,890
576	O’Reilly Automotive, Inc. (a)	254,845
2,770	Ross Stores, Inc.	297,830
9,134	Starbucks Corp.	895,315

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
3,901	Target Corp.	$700,347
944	Tiffany & Co. (f)	124,117
9,348	TJX Cos., Inc.	593,692
908	Tractor Supply Co.	127,856
480	Ulta Beauty, Inc. (a) (f)	132,192
6,730	Walgreens Boots Alliance, Inc.	255,807
22,022	Walmart, Inc. (e)	3,364,741
2,343	Yum! Brands, Inc.	247,889
		14,659,279
	Retail Trade - 0.1%
951	Etsy, Inc. (a)	152,826

	Semiconductors - 5.0%
9,174	Advanced Micro Devices, Inc. (a)	850,063
2,874	Analog Devices, Inc. (f)	399,716
7,113	Applied Materials, Inc.	586,680
3,152	Broadcom, Inc. (e)	1,265,780
32,960	Intel Corp. (e)	1,593,616
1,207	KLA Corp.	304,128
1,132	Lam Research Corp.	512,411
1,978	Microchip Technology, Inc.	265,823
8,630	Micron Technology, Inc. (a)	553,097
4,818	NVIDIA Corp. (e)	2,582,737
8,773	QUALCOMM, Inc.	1,291,122
1,306	Skyworks Solutions, Inc.	184,368
7,130	Texas Instruments, Inc.	1,149,713
1,900	Xilinx, Inc.	276,545
		11,815,799
	Software - 9.8%
6,007	Activision Blizzard, Inc.	477,436
3,750	Adobe, Inc. (a) (e)	1,794,262
674	ANSYS, Inc. (a)	227,852
1,717	Autodesk, Inc. (a)	481,155
2,191	Cadence Design Systems, Inc. (a)	254,813
2,377	Cerner Corp.	177,895
2,258	Electronic Arts, Inc. (a)	288,460
4,827	Fidelity National Information Services, Inc.	716,375
5,251	Fiserv, Inc. (a)	604,810
2,048	Intuit, Inc.	720,937
59,066	Microsoft Corp. (e)	12,644,259
654	MSCI, Inc.	267,761
23,476	Oracle Corp. (e)	1,355,035
2,812	Paychex, Inc.	261,938
7,111	salesforce.com, Inc. (a) (e)	1,747,884

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
1,495	ServiceNow, Inc. (a)	$799,152
1,182	Synopsys, Inc. (a)	268,905
		23,088,929
	Telecommunications - 2.8%
55,224	AT&T, Inc. (e)	1,587,690
33,070	Cisco Systems, Inc. (e)	1,422,671
5,919	Corning, Inc. (f)	221,489
1,324	Motorola Solutions, Inc.	227,106
9,709	T-Mobile US, Inc. (a)	1,290,715
32,156	Verizon Communications, Inc. (e)	1,942,544
		6,692,215
	Transportation - 1.9%
1,118	CH Robinson Worldwide, Inc. (f)	105,058
5,991	CSX Corp. (f)	539,490
1,311	Expeditors International of Washington, Inc.	117,164
2,078	FedEx Corp.	595,513
923	JB Hunt Transport Services, Inc.	124,863
729	Kansas City Southern	135,718
1,993	Norfolk Southern Corp.	472,381
917	Old Dominion Freight Line, Inc.	186,481
5,308	Union Pacific Corp.	1,083,257
6,787	United Parcel Service, Inc., Class B	1,161,052
		4,520,977
	Water - 0.1%
1,410	American Water Works Co., Inc. (f)	216,266

	Wholesale Trade - 0.1%
315	Pool Corp.	109,025

	TOTAL COMMON STOCKS (Cost - $191,934,154)	236,083,125

	WARRANTS - 0.0% (b)
	Mining, Quarrying, Oil & Gas Extraction - 0.0% (b)
758	Occidental Petroleum Corp. (a)	3,896

	TOTAL WARRANTS (Cost - $24)	3,896

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 1.2% (a)(c)
	PURCHASED PUT OPTIONS - 1.2%
	S&P 500 Index (g)
210	Expiration: December 2020, Exercise Price: $3,320	$76,054,230	$155,400
215	Expiration: January 2021, Exercise Price: $3,440	77,865,045	950,300
210	Expiration: February 2021, Exercise Price: $3,480	76,054,230	1,783,950
	TOTAL PURCHASED OPTIONS (Cost - $8,004,526)		2,889,650

Shares
	SHORT TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
279,051	First American Treasury Obligations Fund, Class X, 0.05% (d)		279,051
	TOTAL SHORT TERM INVESTMENTS (Cost - $279,051)		279,051

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
14,768,355	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (d)		14,768,355
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $14,768,355)		14,768,355

	TOTAL INVESTMENTS - 107.7% (Cost - $214,986,110)		254,024,077
	Liabilities in Excess of Other Assets - (7.7)%		(18,227,370)
	NET ASSETS - 100.0%		$235,796,707

Contracts
	SCHEDULE OF WRITTEN OPTIONS - (1.4)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (1.1)%
	S&P 500 Index
110	Expiration: December 2020, Exercise Price $3,620	39,837,930	667,700
125	Expiration: January 2021, Exercise Price $3,720	45,270,375	586,875
210	Expiration: February 2021, Exercise Price $3,740	76,054,230	1,435,350
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $2,716,442)		$2,689,925

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.3)%
	S&P 500 Index
100	Expiration: January 2021, Exercise Price $3,020	$36,216,300	$88,000
210	Expiration: February 2021, Exercise Price $3,080	76,054,230	573,300
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,370,616)		$661,300

	TOTAL WRITTEN OPTIONS (Premiums Received $4,087,058)		$3,351,225

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects seven-day yield on November 30, 2020.

(e)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $101,342,237, which is 43.0% of total net assets.

(f)	All or a portion of this security is out on loan as of November 30, 2020.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS November 30, 2020

Shares		Value
	COMMON STOCKS - 99.7%
	Agriculture, Forestry, Fishing and Hunting - 0.4%
19,744	Corteva, Inc.	$756,590

	Apparel - 0.2%
24,925	Hanesbrands, Inc.	353,935

	Auto Manufacturers - 0.3%
7,763	PACCAR, Inc.	675,847

	Auto Parts & Equipment - 0.4%
4,462	Aptiv PLC	529,639
8,520	BorgWarner, Inc.	331,002
		860,641
	Banks - 3.9%
17,106	Fifth Third Bancorp	433,466
30,650	JPMorgan Chase & Co.	3,613,022
24,293	KeyCorp	375,569
41,777	Morgan Stanley	2,583,072
26,214	Regions Financial Corp.	400,288
1,894	SVB Financial Group (a)	653,165
		8,058,582
	Beverages - 0.8%
3,607	Constellation Brands, Inc., Class A	742,465
10,468	Monster Beverage Corp. (a)	887,477
		1,629,942
	Biotechnology - 1.8%
6,304	Alexion Pharmaceuticals, Inc. (a)	769,781
9,439	Amgen, Inc.	2,095,836
1,786	Regeneron Pharmaceuticals, Inc. (a)	921,630
		3,787,247
	Building Materials - 0.5%
6,009	Fortune Brands Home & Security, Inc.	501,751
1,714	Martin Marietta Materials, Inc.	455,290
		957,041
	Chemicals - 1.0%
4,992	Eastman Chemical Co.	486,221
2,039	Sherwin-Williams Co.	1,524,417
		2,010,638
	Commercial Services - 1.1%
2,298	Cintas Corp.	816,479
15,364	H&R Block, Inc. (c)	288,843

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
6,813	Quanta Services, Inc.	$465,601
2,804	United Rentals, Inc. (a)	636,452
		2,207,375
	Computers - 6.0%
11,600	Accenture PLC, Class A	2,889,444
69,845	Apple, Inc.	8,315,047
14,138	Cognizant Technology Solutions Corp., Class A	1,104,602
		12,309,093
	Cosmetics/Personal Care - 0.9%
21,130	Colgate-Palmolive Co.	1,809,573

	Distribution/Wholesale - 0.9%
14,409	Fastenal Co.	712,525
12,377	LKQ Corp. (a)	435,918
1,647	WW Grainger, Inc. (c)	688,940
		1,837,383
	Diversified Financial Services - 1.9%
2,340	BlackRock, Inc.	1,634,139
24,242	Invesco, Ltd.	393,448
5,357	Raymond James Financial, Inc.	487,219
16,348	Synchrony Financial	498,124
5,850	T. Rowe Price Group, Inc.	838,948
		3,851,878
	Electric - 2.0%
6,131	CMS Energy Corp.	377,302
5,786	Consolidated Edison, Inc.	441,182
4,085	DTE Energy Co.	513,934
5,419	Eversource Energy	474,217
3,758	Pinnacle West Capital Corp.	307,592
13,745	PPL Corp.	390,633
8,448	Public Service Enterprise Group, Inc.	492,349
5,328	WEC Energy Group, Inc.	505,894
8,859	Xcel Energy, Inc.	596,742
		4,099,845
	Electronics - 1.4%
6,872	Amphenol Corp., Class A	898,927
5,849	Garmin, Ltd.	682,929
653	Mettler-Toledo International, Inc. (a)	750,976
3,710	PerkinElmer, Inc.	493,430
		2,826,262

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Environmental Control - 0.5%
7,330	Pentair PLC	$379,841
7,124	Republic Services, Inc.	689,033
		1,068,874
	Finance and Insurance - 0.8%
821	MarketAxess Holdings, Inc.	442,667
27,084	Truist Financial Corp.	1,257,239
		1,699,906
	Food - 1.8%
18,282	Conagra Brands, Inc.	668,390
1,216	Domino’s Pizza, Inc.	477,365
17,006	General Mills, Inc.	1,034,305
10,017	Hormel Foods Corp. (c)	472,602
4,429	J.M. Smucker Co. (c)	519,079
8,721	Tyson Foods, Inc., Class A	568,609
		3,740,350
	Forest Products & Paper - 0.3%
11,976	International Paper Co.	592,573

	Hand/Machine Tools - 0.5%
2,479	Snap-on, Inc. (c)	435,932
3,503	Stanley Black & Decker, Inc.	645,638
		1,081,570
	Healthcare Products - 4.3%
12,247	Danaher Corp.	2,751,044
7,743	Hologic, Inc. (a)	535,273
2,050	IDEXX Laboratories, Inc. (a)	945,009
3,143	ResMed, Inc.	658,773
8,600	Thermo Fisher Scientific, Inc.	3,998,828
		8,888,927
	Healthcare Services - 2.4%
4,874	DaVita, Inc. (a)	535,409
9,069	HCA Healthcare, Inc.	1,361,347
3,120	Humana, Inc.	1,249,622
3,239	Laboratory Corp. of America Holdings (a)	647,282
4,999	Quest Diagnostics, Inc.	619,776
3,472	Universal Health Services, Inc., Class B	453,374
		4,866,810
	Home Builders - 1.0%
11,182	DR Horton, Inc.	833,059
10,039	Lennar Corp., Class A	761,559

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
11,345	PulteGroup, Inc.	$494,982
		2,089,600
	Home Furnishings - 0.2%
2,627	Whirlpool Corp.	511,240

	Household Products/Wares - 0.7%
8,008	Church & Dwight Co., Inc.	702,862
3,454	Clorox Co. (c)	701,024
		1,403,886
	Information - 0.6%
1,458	Tyler Technologies, Inc. (a)	623,441
20,193	ViacomCBS, Inc., Class B	712,409
		1,335,850
	Insurance - 6.6%
6,194	Arthur J Gallagher & Co.	714,850
35,580	Berkshire Hathaway, Inc., Class B (a)	8,144,618
10,128	Hartford Financial Services Group, Inc.	447,658
9,797	Marsh & McLennan Cos., Inc.	1,123,128
13,038	MetLife, Inc.	601,964
16,347	Progressive Corp.	1,423,987
6,710	Travelers Cos., Inc.	869,951
13,309	Unum Group	295,859
		13,622,015
	Internet - 8.9%
4,746	Alphabet, Inc., Class A (a)	8,326,382
20,123	eBay, Inc.	1,014,803
3,534	F5 Networks, Inc. (a)	575,371
30,258	Facebook, Inc., Class A (a)	8,380,558
		18,297,114
	Machinery - Diversified - 0.6%
3,147	Cummins, Inc.	727,492
4,358	Dover Corp.	531,807
		1,259,299
	Media - 1.4%
4,527	Charter Communications, Inc., Class A (a)(c)	2,951,559

	Mining - 0.6%
19,600	Newmont Goldcorp Corp.	1,152,872

	Miscellaneous Manufacturing - 2.3%
11,563	3M Co.	1,997,277
6,390	AO Smith Corp.	359,821
3,120	Parker-Hannifin Corp.	833,851

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
6,759	Trane Technologies PLC	$988,436
1,825	West Pharmaceutical Services, Inc.	502,167
		4,681,552
	Oil & Gas - 0.9%
16,847	Cabot Oil & Gas Corp.	295,159
32,432	Exxon Mobil Corp.	1,236,632
3,553	Pioneer Natural Resources Co.	357,361
		1,889,152
	Oil & Gas Services - 0.2%
17,407	Baker Hughes & GE Co.	325,859

	Packaging & Containers - 0.6%
3,753	Packaging Corp of America	487,890
8,869	Sealed Air Corp.	399,637
8,957	Westrock Co.	378,075
		1,265,602
	Pharmaceuticals - 2.6%
34,771	AbbVie, Inc.	3,636,351
27,499	Bristol-Myers Squibb Co.	1,715,938
		5,352,289
	Pipelines - 0.4%
31,862	Kinder Morgan, Inc.	458,175
19,966	Williams Cos., Inc.	418,887
		877,062
	Professional, Scientific, and Technical Services - 1.1%
4,792	CDW Corp.	625,308
3,171	ServiceNow, Inc. (a)	1,695,058
		2,320,366
	Real Estate - 0.3%
9,905	CBRE Group, Inc., Class A (a)	605,592

	Real Estate Investment Trusts - 2.4%
2,377	AvalonBay Communities, Inc.	395,985
1,188	Equinix, Inc.	828,975
1,440	Essex Property Trust, Inc.	354,067
4,303	Extra Space Storage, Inc.	485,077
2,862	Mid-America Apartment Communities, Inc.	361,070
9,048	Prologis, Inc.	905,252
3,684	Public Storage	826,911
6,630	Realty Income Corp.	397,601
16,834	Weyerhaeuser Co.	488,859
		5,043,797

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Retail - 14.0%
8,121	Best Buy Co., Inc.	$883,565
508	Chipotle Mexican Grill, Inc. (a)	655,030
9,987	Costco Wholesale Corp.	3,912,607
7,101	Dollar General Corp.	1,552,137
19,980	Home Depot, Inc.	5,542,652
20,347	Lowe’s Cos., Inc.	3,170,469
6,978	McDonald’s Corp.	1,517,296
13,090	Target Corp.	2,350,048
4,641	Tractor Supply Co.	653,499
55,076	Walmart, Inc.	8,415,062
5,317	Yum! Brands, Inc.	562,539
		29,214,904
	Semiconductors - 5.0%
50,816	Intel Corp.	2,456,954
9,236	NVIDIA Corp.	4,951,050
4,451	Qorvo, Inc. (a)	697,383
14,149	Texas Instruments, Inc.	2,281,526
		10,386,913
	Software - 8.3%
14,220	Activision Blizzard, Inc.	1,130,206
6,524	Adobe, Inc. (a)	3,121,538
5,586	Akamai Technologies, Inc. (a)	578,207
4,803	Broadridge Financial Solutions, Inc.	705,465
7,459	Cadence Design Systems, Inc. (a)	867,482
7,304	Cerner Corp.	546,631
3,165	Jack Henry & Associates, Inc.	509,122
39,156	Microsoft Corp.	8,382,125
3,399	Synopsys, Inc. (a)	773,272
2,861	Take-Two Interactive Software, Inc. (a)	516,439
		17,130,487
	Telecommunications - 5.0%
2,383	Arista Networks, Inc. (a)(c)	645,078
67,770	AT&T, Inc.	1,948,388
43,648	Cisco Systems, Inc.	1,877,737
21,157	Juniper Networks, Inc.	460,588
88,905	Verizon Communications, Inc.	5,370,751
		10,302,542

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Transportation - 1.6%
10,725	CSX Corp. (c)	$965,786
5,478	Expeditors International of Washington, Inc.	489,569
4,799	FedEx Corp.	1,375,298
3,730	JB Hunt Transport Services, Inc.	504,594
		3,335,247
	Transportation and Warehousing - 0.3%
3,063	Old Dominion Freight Line, Inc.	622,892

	TOTAL COMMON STOCKS (Cost - $185,954,342)	205,948,573

	SHORT TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
600,071	First American Treasury Obligations Fund, Class X, 0.05% (b)	600,071
	TOTAL SHORT TERM INVESTMENTS (Cost - $600,071)	600,071

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
4,183,755	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (b)	4,183,755
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $4,183,755)	4,183,755

	TOTAL INVESTMENTS - 102.0% (Cost - $190,738,168)	210,732,399
	Liabilities in Excess of Other Assets - (2.0)%	(4,116,517)
	NET ASSETS - 100.0%	$206,615,882

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day yield on November 30, 2020.

(c)	All or a portion of this security is out on loan as of November 30, 2020.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS November 30, 2020

Shares		Value
	COMMON STOCKS - 96.5%
	Advertising - 0.7%
2,478	Interpublic Group of Cos., Inc.	$55,210

	Apparel - 1.0%
592	Nike, Inc., Class B	79,742

	Auto Parts & Equipment - 0.7%
455	Aptiv PLC	54,009

	Banks - 4.0%
3,980	Bank of America Corp.	112,077
367	Goldman Sachs Group, Inc.	84,623
1,112	JPMorgan Chase & Co.	131,082
		327,782
	Beverages - 3.0%
1,217	Molson Coors Brewing Co., Class B	55,982
1,349	PepsiCo, Inc.	194,566
		250,548
	Biotechnology - 3.7%
930	Amgen, Inc.	206,497
421	Biogen, Inc. (a)	101,112
		307,609
	Building Materials - 0.5%
931	Johnson Controls International PLC	42,863

	Chemicals - 2.1%
710	DuPont de Nemours, Inc.	45,042
435	International Flavors & Fragrances, Inc. (d)	48,763
318	Linde PLC	81,542
		175,347
	Commercial Services - 3.5%
163	MarketAxess Holdings, Inc.	87,886
404	Moody’s Corp.	114,066
420	Verisk Analytics, Inc.	83,290
		285,242
	Computers - 8.3%
5,791	Apple, Inc.	689,419

	Diversified Financial Services - 2.6%
1,559	American Express Co.	184,882
99	MasterCard, Inc., Class A	33,314
		218,196

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Environmental Control - 1.8%
1,556	Republic Services, Inc.	$150,496

	Food - 1.3%
655	Campbell Soup Co.	32,763
624	Kellogg Co.	39,880
478	Tyson Foods, Inc., Class A	31,166
		103,809
	Health Care & Social Assistance - 0.4%
1,484	MEDNAX, Inc. (a)	29,992

	Healthcare Products - 1.3%
929	Medtronic PLC	105,627

	Healthcare Services - 2.2%
138	Anthem, Inc.	42,990
937	HCA Healthcare, Inc.	140,653
		183,643
	Household Products/Wares - 1.0%
524	Avery Dennison Corp.	78,254

	Information - 0.5%
885	Slack Technologies, Inc., Class A (a)(d)	37,949

	Insurance - 2.0%
1,601	Allstate Corp.	163,862

	Internet - 7.1%
260	Alphabet, Inc., Class A (a)	456,144
2,663	eBay, Inc.	134,295
		590,439
	Lodging - 0.9%
751	Hilton Worldwide Holdings, Inc. (d)	77,826

	Manufacturing - 4.1%
2,635	Keurig Dr Pepper, Inc.	80,236
542	Owens Corning	39,495
391	Tesla, Inc. (a)	221,932
		341,663
	Media - 2.5%
521	Comcast Corp.	26,175
1,213	Walt Disney Co. (a)	179,536
		205,711

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Miscellaneous Manufacturing - 1.2%
9,602	General Electric Co.	$97,748

	Oil & Gas - 1.4%
193	Chevron Corp.	16,826
2,483	Exxon Mobil Corp.	94,677
		111,503
	Oil & Gas Services - 0.0% (b)
161	National Oilwell Varco, Inc.	1,974

	Pharmaceuticals - 4.4%
2,250	Bristol-Myers Squibb Co.	140,400
915	Cigna Corp.	191,363
111	DexCom, Inc. (a)	35,485
		367,248
	Real Estate Investment Trusts - 3.3%
122	Alexandria Real Estate Equities, Inc.	19,975
1,064	Digital Realty Trust, Inc.	143,374
3,966	Iron Mountain, Inc.	109,065
		272,414

	Retail - 5.0%
1,552	Lowe’s Cos., Inc.	241,833
1,321	Starbucks Corp.	129,484
249	Target Corp.	44,703
		416,020
	Retail Trade - 0.8%
300	Burlington Stores, Inc. (a)	65,562

	Semiconductors - 4.8%
416	Broadcom, Inc.	167,058
3,992	Intel Corp.	193,013
589	Micron Technology, Inc. (a)	37,749
		397,820
	Software - 11.9%
298	Cadence Design Systems, Inc. (a)	34,657
334	Citrix Systems, Inc.	41,389
2,914	Microsoft Corp.	623,800
2,977	Oracle Corp.	171,833
101	Paycom Software, Inc. (a)	42,125
157	salesforce.com, Inc. (a)	38,591
146	Synopsys, Inc. (a)	33,215
		985,610

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	Telecommunications - 3.0%
3,247	AT&T, Inc.	$93,351
2,075	Cisco Systems, Inc.	89,267
1,157	Verizon Communications, Inc.	69,894
		252,512
	Transportation - 2.8%
362	Union Pacific Corp.	73,877
936	United Parcel Service, Inc., Class B	160,121
		233,998
	Utilities - 0.3%
234	IDACORP, Inc.	21,196

	Water - 2.0%
1,071	American Water Works Co., Inc.	164,270

	Wholesale Trade - 0.4%
88	Pool Corp.	30,458

	TOTAL COMMON STOCKS (Cost - $7,049,112)	7,973,571

	RIGHTS - 0.0% (b)
	Manufacturing - 0.0% (b)
1,684	Bristol-Myers Squibb Co., Expiration: March 2021 (a)	1,987

	TOTAL RIGHTS (Cost - $4,439)	1,987

	SHORT TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
163,118	First American Treasury Obligations Fund, Class X, 0.05% (c)	163,118
	TOTAL SHORT TERM INVESTMENTS (Cost - $163,118)	163,118

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
163,101	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	163,101
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $163,101)	163,101

	TOTAL INVESTMENTS - 100.5% (Cost - $7,379,770)	8,301,777
	Liabilities in Excess of Other Assets - (0.5)%	(34,226)
	NET ASSETS - 100.0%	$8,267,551

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Interest rate reflects seven-day yield on November 30, 2020.

(d)	All or a portion of this security is out on loan as of November 30, 2020.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

November 30, 2020

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$654,128,145	$925,144,515	$513,423,843	$126,057,823
Investments in Affiliated Securities, at Cost	—	27,130,558	7,932,703	—
Investments in Unaffiliated Securities, at Value (a)	$699,662,074	$987,561,649	$524,830,221	$135,994,483
Investments in Affiliated Securities, at Value (a)	—	32,664,121	7,939,614	—
Cash	—	—	40,000	250,000
Receivable for Investment Securities Sold	5,708,825	28	—	3,540,601
Receivable for Fund Shares Sold	536,379	1,438,560	562,075	193,431
Dividends and Interest Receivable	2,239	16,954	183	384,390
Dividend Reclaims	—	85	—	85,050
Prepaid Expenses and Other Assets	78,822	104,095	72,169	44,864
Total Assets	705,988,339	1,021,785,492	533,444,262	140,492,819

Liabilities:
Options Written, at Value (Premiums received $0, $513,987, $0 and $0)	—	867,500	—	—
Collateral Received for Securities Loaned (Note 5)	171,201,918	206,423,075	97,650,825	22,446,600
Payable for Investment Securities Purchased	—	—	—	3,448,231
Payable for Fund Shares Redeemed	433,582	1,793,494	309,343	885,621
Payable for Line of Credit	390,000	—	—	—
Accrued Advisory Fees	437,138	657,253	273,647	61,547
Accrued Custodian Fees	6,040	9,735	3,260	2,358
Accrued Distribution Fees (12b-1) - Advisor Class	11,564	3,973	111	21,930
Accrued Shareholder Servicing Fees - Investor Class	132,174	136,043	56,334	—
Accrued Expenses and Other Liabilities	115,230	158,511	112,743	71,103
Total Liabilities	172,727,646	210,049,584	98,406,263	26,937,390

Net Assets	$533,260,693	$811,735,908	$435,037,999	$113,555,429

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$461,460,099	$791,458,220	$432,803,219	$124,514,320
Distributable Earnings/(Accumulated Deficit)	71,800,594	20,277,688	2,234,780	(10,958,891)
Net Assets	$533,260,693	$811,735,908	$435,037,999	$113,555,429

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$521,477,274	$764,774,848	$430,958,420	$104,774,061
Shares of Beneficial Interest Outstanding	37,051,943	35,174,734	43,541,548	1,904,633

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$14.07	$21.74	$9.90	$55.01

Advisor Class Shares:
Net Assets	$10,051,744	$6,398,642	$3,895,664	$8,781,368
Shares of Beneficial Interest Outstanding	717,363	294,463	391,413	159,684

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$14.01	$21.73	$9.95	$54.99

Institutional Class Shares:
Net Assets	$1,731,675	$40,562,418	$183,915	$—
Shares of Beneficial Interest Outstanding	122,687	1,861,154	18,650	—

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$14.11	$21.79	$9.86	$—

(a) Includes loaned securities with a value of (see Portfolio of Investments for those affiliated securities that are loaned):	$165,021,019	$199,535,244	$95,513,938	$21,616,125

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2020

	Horizon Defined Risk Fund	Horizon Defensive Multi-Factor Fund	Horizon ESG Defensive Core Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$214,986,110	$190,738,168	$7,379,770
Investments in Unaffiliated Securities, at Value (a)	$254,024,077	$210,732,399	$8,301,777
Receivable for Investment Securities Sold	5	—	40,948
Receivable for Fund Shares Sold	380,491	280,046	100,000
Receivable from Adviser	—	—	19,613
Dividends and Interest Receivable	337,580	230,471	11,485
Dividend Reclaims	777	588	—
Prepaid Expenses and Other Assets	43,705	34,543	17,063
Total Assets	254,786,635	211,278,047	8,490,886

Liabilities:
Options Written, at Value (Premiums received $4,087,058, $0 and $0)	3,351,225	—	—
Collateral Received for Securities Loaned (Note 5)	14,768,355	4,183,755	163,101
Payable for Fund Shares Redeemed	632,589	290,014	—
Accrued Advisory Fees	138,342	113,474	—
Accrued Audit Fees	18,001	17,999	10,492
Accrued Custodian Fees	6,302	4,958	2,526
Legal Fees	1,223	1,444	20,620
Accrued Trustees’ Fees and Expenses	495	—	181
Accrued Distribution Fees (12b-1) - Investor Class	—	5,573	2,484
Accrued Distribution Fees (12b-1) - Advisor Class	14,329	66	986
Accrued Expenses and Other Liabilities	59,067	44,882	22,945
Total Liabilities	18,989,928	4,662,165	223,335

Net Assets	$235,796,707	$206,615,882	$8,267,551

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$215,076,779	$190,866,434	$7,171,766
Distributable Earnings	20,719,928	15,749,448	1,095,785
Net Assets	$235,796,707	$206,615,882	$8,267,551

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$210,992,503	$205,885,836	$3,984,986
Shares of Beneficial Interest Outstanding	3,702,940	7,571,976	138,450

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$56.98	$27.19	$28.78

Advisor Class Shares:
Net Assets	$24,804,204	$730,046	$4,282,565
Shares of Beneficial Interest Outstanding	435,688	26,879	149,256

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$56.93	$27.16	28.69

(a) Includes loaned securities with a value of:	$14,282,093	$4,103,431	$160,096

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Year Ended November 30, 2020

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Investment Income:
Dividend Income from Unaffiliated Securities (Net of Foreign Withholdings Tax of $0, $0, $0 and $133,453)	$9,823,259	$14,531,694	$8,955,444	$4,692,796
Dividend Income from affiliated securities	109,685	1,419,296	335,154	—
Interest Income	18,985	53,161	21,919	40,631
Total Investment Income	9,951,929	16,004,151	9,312,517	4,733,427

Expenses:
Investment Advisory Fees	5,053,344	7,860,520	2,582,501	1,051,827
Shareholder Servicing Fees - Investor Class	436,003	695,040	321,282	—
Administrative & Accounting Service Fees	267,237	422,375	173,615	110,256
Transfer Agent Fees	148,343	166,397	93,884	47,976
Registration Fees	86,685	119,965	73,025	55,544
Legal Fees	85,889	128,165	44,409	22,275
Trustees’ Fees and Expenses	75,048	130,441	47,773	23,354
Miscellaneous Expenses	24,576	33,907	13,547	26,778
Chief Compliance Officer & Compliance Fees	47,650	72,347	36,311	14,670
Custodian Fees	38,060	69,100	21,273	14,046
Printing and Postage Expenses	37,416	50,006	25,794	26,569
Excise Tax	31,574	64,089	20,041	—
Audit Fees and Tax Services	19,960	20,896	19,596	20,827
Distribution Fees (12b-1) - Advisor Class	19,754	8,657	5,132	49,700
Insurance Fees	12,326	19,014	6,338	3,998
Distribution Fees (12b-1) - Investor Class	—	—	—	120,364
Interest Expense	—	1,761	24,349	325
Total Expenses	6,383,865	9,862,680	3,508,870	1,588,509
Securities Lending Expense Offset	(763,783)	(488,769)	(490,131)	(81,689)
Fees Recouped by the Adviser	450,596	82,322	—	77,458
Fees Waived by the Advisor	(6,078)	—	—	(25,480)

Net Expenses	6,064,600	9,456,233	3,018,739	1,558,798

Net Investment Income	3,887,329	6,547,918	6,293,778	3,174,629

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	46,914,407	(14,088,337)	11,187,434	(20,721,594)
Net Long-Term Capital Gain Distributions	—	—	22,168	—
Affiliated Investments	(10,882)	(1,988,925)	(116,406)	—
Purchased Options	1,770,837	(17,669,183)	(43,487)	(622,093)
Written Options	(12,144,235)	6,891,603	(2,397,419)	157,608
Foreign Currency	—	—	—	265
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	13,154,995	38,208,133	7,343,732	4,642,791
Affiliated Investments	2,136,159	(648,899)	99,213	—
Purchased Options	272,977	845,515	—	101,962
Written Options	(128,674)	132,177	(7,215)	(35,880)
Foreign Currency	—	—	—	180
Net Realized and Unrealized Gain (Loss) on Investments	51,965,584	11,682,084	16,088,020	(16,476,761)

Net Increase (Decrease) in Net Assets Resulting From Operations	$55,852,913	$18,230,002	$22,381,798	$(13,302,132)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period/Year Ended November 30, 2020

	Horizon Defined Risk Fund	Horizon Defensive Multi-Factor Fund	Horizon ESG Defensive Core Fund (1)
Investment Income:
Dividend Income from Unaffiliated Securities	$3,311,375	$1,995,004	$54,775
Interest Income	16,205	9,202	274
Total Investment Income	3,327,580	2,004,206	55,049

Expenses:
Investment Advisory Fees	1,531,462	1,014,972	23,801
Administrative & Accounting Service Fees	130,400	84,943	13,748
Transfer Agent Fees	52,043	52,083	26,672
Registration Fees	58,882	51,634	7,118
Legal Fees	28,239	12,508	26,582
Trustees’ Fees and Expenses	28,936	16,155	567
Miscellaneous Expenses	9,643	5,543	2,136
Chief Compliance Officer & Compliance Fees	18,524	11,854	2,097
Custodian Fees	51,658	28,103	15,254
Printing and Postage Expenses	28,762	19,097	7,612
Audit Fees	19,421	18,426	10,730
Distribution Fees (12b-1) - Advisor Class	60,680	653	4,996
Insurance Fees	3,703	1,493	8
Distribution Fees (12b-1) - Investor Class	167,161	126,611	1,175
Offering Costs	—	5,600	18,741
Organizational Costs	—	—	3,230
Total Expenses	2,189,514	1,449,675	164,467
Securities Lending Expense Offset	(2,802)	(4,338)	—
Fees Waived by the Adviser	(159,403)	(69,269)	(128,466)
Fees Recouped by the Adviser	—	7,220	—

Net Expenses	2,027,309	1,383,288	36,001

Net Investment Income	1,300,271	620,918	19,048

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	7,592,939	(4,689,235)	154,474
Purchased Options	(6,808,543)	(78,841)	—
Written Options	(12,784,142)	27,733	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	21,721,733	18,824,128	922,007
Purchased Options	(2,866,393)	—	—
Written Options	1,921,535	—	—
Net Realized and Unrealized Gain on Investments	8,777,129	14,083,785	1,076,481

Net Increase in Net Assets Resulting From Operations	$10,077,400	$14,704,703	$1,095,529

(1)	The Horizon ESG Defensive Core Fund commenced operations on December 26, 2019.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019

Operations:
Net Investment Income	$3,887,329	$3,492,518
Net Realized Gain (Loss) on Investments	36,530,127	(6,716,609)
Net Change in Unrealized Appreciation on Investments	15,435,457	38,866,298
Net Increase in Net Assets Resulting From Operations	55,852,913	35,642,207

Distributions to Shareholders From:
Distributable earnings
Investor Class	(3,464,791)	(28,080,978)
Advisor Class	(43,024)	(449,545)
Institutional Class	(239,551)	(1,921,746)
Total Distributions to Shareholders	(3,747,366)	(30,452,269)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	202,412,573	183,834,240
Advisor Class	6,045,953	2,532,615
Institutional Class	8,099,523	5,217,874
Distributions Reinvested
Investor Class	3,314,346	26,696,715
Advisor Class	38,374	388,591
Institutional Class	239,551	1,921,746
Cost of Shares Redeemed
Investor Class	(240,665,906)	(183,821,134)
Advisor Class	(5,566,352)	(2,277,638)
Institutional Class	(38,111,521)	(8,847,909)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(64,193,459)	25,645,100

Increase (Decrease) in Net Assets	(12,087,912)	30,835,038

Net Assets:
Beginning of Year	545,348,605	514,513,567
End of Year	$533,260,693	$545,348,605

Share Activity:
Investor Class:
Shares Issued	16,763,649	15,494,502
Shares Reinvested	257,525	2,602,019
Shares Redeemed	(20,313,409)	(15,372,021)
Net Increase (Decrease)	(3,292,235)	2,724,500

Advisor Class:
Shares Issued	517,248	212,299
Shares Reinvested	2,993	38,023
Shares Redeemed	(430,875)	(191,777)
Net Increase	89,366	58,545

Institutional Class:
Shares Issued	693,989	434,457
Shares Reinvested	18,584	187,122
Shares Redeemed	(2,855,260)	(734,146)
Net Decrease	(2,142,687)	(112,567)

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019

Operations:
Net Investment Income	$6,547,918	$5,035,556
Net Realized Loss on Investments	(26,854,842)	(16,237,956)
Net Change in Unrealized Appreciation on Investments	38,536,926	39,942,606
Net Increase in Net Assets Resulting From Operations	18,230,002	28,740,206

Distributions to Shareholders From:
Distributable earnings
Investor Class	(7,582,927)	(25,020,041)
Advisor Class	(1,359)	(12,752)
Institutional Class	(674,574)	(822,520)
Total Distributions to Shareholders	(8,258,860)	(25,855,313)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	480,907,603	448,098,022
Advisor Class	7,267,563	95,384
Institutional Class	7,956,644	70,890,542
Distributions Reinvested
Investor Class	7,203,726	23,214,578
Advisor Class	1,359	12,752
Institutional Class	673,553	810,861
Cost of Shares Redeemed
Investor Class	(472,054,516)	(412,903,377)
Advisor Class	(2,102,852)	(305,953)
Institutional Class	(30,083,423)	(35,981,934)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(230,343)	93,930,875

Increase in Net Assets	9,740,799	96,815,768

Net Assets:
Beginning of Year	801,995,109	705,179,341
End of Year	$811,735,908	$801,995,109

Share Activity:
Investor Class:
Shares Issued	24,770,984	21,888,834
Shares Reinvested	332,429	1,220,535
Shares Redeemed	(24,485,116)	(19,995,435)
Net Increase	618,297	3,113,934

Advisor Class:
Shares Issued	390,519	4,663
Shares Reinvested	63	670
Shares Redeemed	(104,411)	(14,982)
Net Increase (Decrease)	286,171	(9,649)

Institutional Class:
Shares Issued	409,210	3,598,112
Shares Reinvested	31,039	42,610
Shares Redeemed	(1,517,636)	(1,747,770)
Net Increase (Decrease)	(1,077,387)	1,892,952

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019

Operations:
Net Investment Income	$6,293,778	$8,533,606
Net Realized Gain (Loss) on Investments	8,652,290	(611,103)
Net Change in Unrealized Appreciation on Investments	7,435,730	9,019,054
Net Increase in Net Assets Resulting From Operations	22,381,798	16,941,557

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(6,597,800)	(8,476,291)
Advisor Class	(35,254)	(54,060)
Institutional Class	(4,791)	(255,598)
Total Distributions to Shareholders	(6,637,845)	(8,785,949)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	308,522,229	122,032,458
Advisor Class	3,877,638	777,825
Institutional Class	302,989	1,265,958
Distributions Reinvested
Investor Class	6,233,403	7,926,823
Advisor Class	34,438	54,060
Institutional Class	4,791	255,598
Cost of Shares Redeemed
Investor Class	(171,700,477)	(141,376,516)
Advisor Class	(2,523,258)	(163,128)
Institutional Class	(8,225,534)	(1,227,529)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	136,526,219	(10,454,451)

Increase (Decrease) in Net Assets	152,270,172	(2,298,843)

Net Assets:
Beginning of Year	282,767,827	285,066,670
End of Year	$435,037,999	$282,767,827

Share Activity:
Investor Class:
Shares Issued	32,423,819	13,160,061
Shares Reinvested	656,510	875,624
Shares Redeemed	(18,400,287)	(15,394,987)
Net Increase (Decrease)	14,680,042	(1,359,302)

Advisor Class:
Shares Issued	404,105	84,117
Shares Reinvested	3,616	5,923
Shares Redeemed	(262,134)	(17,470)
Net Increase	145,587	72,570

Institutional Class:
Shares Issued	32,889	137,045
Shares Reinvested	508	28,265
Shares Redeemed	(867,783)	(132,790)
Net Increase (Decrease)	(834,386)	32,520

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019

Operations:
Net Investment Income	$3,174,629	$3,018,869
Net Realized Gain (Loss) on Investments	(21,185,814)	726,242
Net Change in Unrealized Appreciation on Investments	4,709,053	6,535,490
Net Increase (Decrease) in Net Assets Resulting From Operations	(13,302,132)	10,280,601

Distributions to Shareholders From:
Distributable earnings
Investor Class	(3,727,018)	(3,410,482)
Advisor Class	(602,435)	(1,015,651)
Total Distributions to Shareholders	(4,329,453)	(4,426,133)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	75,905,073	134,693,504
Advisor Class	10,196,716	22,386,170
Distributions Reinvested
Investor Class	3,726,574	3,410,116
Advisor Class	475,886	798,268
Cost of Shares Redeemed
Investor Class	(116,808,266)	(26,621,049)
Advisor Class	(26,213,335)	(7,418,282)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(52,717,352)	127,248,727

Increase (Decrease) in Net Assets	(70,348,937)	133,103,195

Net Assets:
Beginning of Year	183,904,366	50,801,171
End of Year	$113,555,429	$183,904,366

Share Activity:
Investor Class:
Shares Issued	1,513,537	2,408,615
Shares Reinvested	69,115	65,074
Shares Redeemed	(2,348,799)	(467,780)
Net Increase (Decrease)	(766,147)	2,005,909

Advisor Class:
Shares Issued	194,692	401,444
Shares Reinvested	8,821	15,523
Shares Redeemed	(512,641)	(129,693)
Net Increase (Decrease)	(309,128)	287,274

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019

Operations:
Net Investment Income	$1,300,271	$921,713
Net Realized Loss on Investments	(11,999,746)	(8,081,431)
Net Change in Unrealized Appreciation on Investments	20,776,875	18,780,689
Net Increase in Net Assets Resulting From Operations	10,077,400	11,620,971

Distributions to Shareholders From:
Distributable earnings
Investor Class	(910,223)	(93,805)
Advisor Class	(102,844)	(46,441)
Total Distributions to Shareholders	(1,013,067)	(140,246)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	122,098,676	171,559,084
Advisor Class	15,317,797	17,349,164
Distributions Reinvested
Investor Class	910,154	93,805
Advisor Class	75,200	28,456
Cost of Shares Redeemed
Investor Class	(83,224,179)	(24,572,765)
Advisor Class	(14,574,578)	(4,897,060)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	40,603,070	159,560,684

Increase in Net Assets	49,667,403	171,041,409

Net Assets:
Beginning of Period/Year	186,129,304	15,087,895
End of Period/Year	$235,796,707	$186,129,304

Share Activity:
Investor Class:
Shares Issued	2,272,168	3,376,396
Shares Reinvested	16,792	1,995
Shares Redeemed	(1,605,672)	(474,710)
Net Increase	683,288	2,903,681

Advisor Class:
Shares Issued	284,181	335,380
Shares Reinvested	1,387	605
Shares Redeemed	(271,764)	(94,023)
Net Increase	13,804	241,962

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended November 30, 2020(1)	For the Period Ended November 30, 2019(2)

Operations:
Net Investment Income	$620,918	$89,728
Net Realized Gain (Loss) on Investments	(4,740,343)	3,417
Net Change in Unrealized Appreciation on Investments	18,824,128	1,170,103
Net Increase in Net Assets Resulting From Operations	14,704,703	1,263,248

Distributions to Shareholders From:
Distributable earnings
Investor Class	(220,775)	—
Advisor Class	—	—
Total Distributions to Shareholders	(220,775)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	142,608,371	86,203,772
Advisor Class	728,483	—
Distributions Reinvested
Investor Class	220,732	—
Advisor Class	—	—
Cost of Shares Redeemed
Investor Class	(37,126,755)	(1,691,094)
Advisor Class	(74,803)	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	106,356,028	84,512,678

Increase in Net Assets	120,839,956	85,775,926

Net Assets:
Beginning of Period	85,775,926	—
End of Period	$206,615,882	$85,775,926

Share Activity:
Investor Class:
Shares Issued	5,783,053	3,337,028
Shares Reinvested	8,348	—
Shares Redeemed	(1,491,204)	(65,249)
Net Increase	4,300,197	3,271,779

Advisor Class:
Shares Issued	29,766	—
Shares Reinvested	—	—
Shares Redeemed	(2,887)	—
Net Increase	26,879	—

(1)	Horizon Defensive Multi-Factor Fund, Advisor Class, commenced operations on January 31, 2020.

(2)	Horizon Defensive Multi-Factor Fund, Investor Class, commenced operations on June 26, 2019.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Period Ended November 30, 2020(1)

Operations:
Net Investment Income	$19,048
Net Realized Gain on Investments	154,474
Net Change in Unrealized Appreciation on Investments	922,007
Net Increase in Net Assets Resulting From Operations	1,095,529

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	3,674,103
Advisor Class	3,715,169
Cost of Shares Redeemed
Investor Class	(52,237)
Advisor Class	(165,013)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	7,172,022

Increase in Net Assets	8,267,551

Net Assets:
Beginning of Period	—
End of Period	$8,267,551

Share Activity:
Investor Class:
Shares Issued	140,527
Shares Redeemed	(2,077)
Net Increase	138,450

Advisor Class:
Shares Issued	155,294
Shares Redeemed	(6,038)
Net Increase	149,256

(1)	Horizon ESG Defensive Core Fund, Investor and Advisor Class, commenced operations on December 26, 2019 and January 8, 2020, respectively.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016

Net Asset Value, Beginning of Year	$12.61	$12.68	$14.20		$11.56		$11.99
Income From Investment Operations:
Net investment income (c,f)	0.09	0.08	0.07	(h)	0.08		0.12
Net gain (loss) from investments (both realized and unrealized)	1.46	0.65	(0.02	)(h)	2.66		(0.20)
Total from investment operations	1.55	0.73	0.05		2.74		(0.08)

Less Distributions:
From net investment income	(0.09)	(0.08)	(0.07)		(0.10)		(0.20)
From net realized gains	—	(0.72)	(1.50)		—		(0.15)
Total Distributions	(0.09)	(0.80)	(1.57)		(0.10)		(0.35)

Net Asset Value, End of Year	$14.07	$12.61	$12.68		$14.20		$11.56

Total Return	12.32%	7.23%	0.46%		23.76%		(0.59)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$521,477	$508,839	$477,097		$393,833		$354,279
Ratio to average net assets:
Gross expenses (d,e)	1.25%	1.21%	1.28	%(g)	1.48%		1.54%
Net expenses (a,d)	1.20%	1.24%	1.27	%(g)	1.36	%(b)	1.43%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	0.75%	0.66%	0.56%		0.61%		1.09%
Portfolio turnover rate	208%	279%	256%		168%		406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.00%, 0.00%, and 0.01%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016

Net Asset Value, Beginning of Year	$12.55	$12.62	$14.16		$11.56	$11.99
Income From Investment Operations:
Net investment income (b,f)	0.08	0.07	0.05	(e)	0.05	0.12
Net gain (loss) from investments (both realized and unrealized)	1.45	0.65	(0.02	)(e)	2.68	(0.20)
Total from investment operations	1.53	0.72	0.03		2.73	(0.08)

Less Distributions:
From net investment income	(0.07)	(0.07)	(0.07)		(0.13)	(0.20)
From net realized gains	—	(0.72)	(1.50)		—	(0.15)
Total Distributions	(0.07)	(0.79)	(1.57)		(0.13)	(0.35)

Net Asset Value, End of Year	$14.01	$12.55	$12.62		$14.16	$11.56

Total Return	12.24%	7.12%	0.29%		23.64%	(0.59)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,052	$7,879	$7,187		$5,084	$2,249
Ratio to average net assets:
Gross expenses (c,d)	1.41%	1.39%	1.43	%(g)	1.55%	1.55%
Net expenses (a,c)	1.25%	1.39%	1.42	%(g)	1.42%	1.44%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	0.63%	0.57%	0.38%		0.35%	1.06%
Portfolio turnover rate	208%	279%	256%		168%	406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, and 0.02% respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Net Asset Value, Beginning of Period/Year	$12.64	$12.71	$14.22		$11.59	$11.54
Income From Investment Operations:
Net investment income (c,h)	0.12	0.10	0.09	(g)	0.05	0.03
Net gain (loss) from investments (both realized and unrealized)	1.44	0.65	(0.03	)(g)	2.71	0.02	(f)
Total from investment operations	1.56	0.75	0.06		2.76	0.05

Less Distributions:
From net investment income	(0.09)	(0.10)	(0.07)		(0.13)	—
From net realized gains	—	(0.72)	(1.50)		—	—
Total Distributions	(0.09)	(0.82)	(1.57)		(0.13)	—

Net Asset Value, End of Period/Year	$14.11	$12.64	$12.71		$14.22	$11.59

Total Return	12.44%	7.33%	0.55%		23.92%	0.43	%(j)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,732	$28,631	$30,230		$29,010	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.16%	1.14%	1.18%		1.30%	1.30	%(i)
Net expenses (b,d)	1.01%	1.16%	1.17%		1.17%	1.19	%(i)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,h)	1.01%	0.80%	0.68%		0.38%	1.28	%(i)
Portfolio turnover rate	208%	279%	256%		168%	406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.02%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016 (a)

Net Asset Value, Beginning of Year	$21.38	$21.69	$22.80		$19.31		$19.62
Income From Investment Operations:
Net investment income (d,g)	0.16 (i)	0.12	0.13		0.12		0.18
Net gain (loss) from investments (both realized and unrealized)	0.42 (i)	0.33	(0.21)		3.54		(0.29)
Total from investment operations	0.58	0.45	(0.08)		3.66		(0.11)

Less Distributions:
From net investment income	(0.22)	(0.12)	(0.12)		(0.17)		(0.20)
From net realized gains	—	(0.64)	(0.91)		—		—
Total Distributions	(0.22)	(0.76)	(1.03)		(0.17)		(0.20)

Net Asset Value, End of Year	$21.74	$21.38	$21.69		$22.80		$19.31

Total Return	2.71%	2.52%	(0.31)%		19.05%		(0.54)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$764,775	$738,854	$682,077		$418,227		$319,385
Ratio to average net assets:
Gross expenses (e,f)	1.25%	1.20%	1.28	%(h)	1.49%		1.55%
Net expenses (b,e)	1.20%	1.24%	1.27	%(h)	1.35	%(c)	1.42%
Net investment income net of reimbursement (recapture) and securities lending expense offset (e,g)	0.81%	0.60%	0.58%		0.58%		0.92%
Portfolio turnover rate	462%	368%	275%		143%		563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, and 0.01%, respectively.

(c)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(d)	Per share amounts are calculated using the average shares method.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(i)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	For the Year Ended November 30, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 (a)

Net Asset Value, Beginning of Year	$21.36		$21.66	$22.78		$19.30	$19.62
Income From Investment Operations:
Net investment income (loss) (c,f)	(0.04	)(h)	0.10	0.11		0.11	0.17
Net gain (loss) from investments (both realized and unrealized)	0.57	(h)	0.32	(0.23)		3.54	(0.29)
Total from investment operations	0.53		0.42	(0.12)		3.65	(0.12)

Less Distributions:
From net investment income	(0.16)		(0.08)	(0.09)		(0.17)	(0.20)
From net realized gains	—		(0.64)	(0.91)		—	—
Total Distributions	(0.16)		(0.72)	(1.00)		(0.17)	(0.20)

Net Asset Value, End of Year	$21.73		$21.36	$21.66		$22.78	$19.30

Total Return	2.50%		2.37%	(0.46)%		19.03%	(0.59)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$6,399		$177	$388		$347	$313
Ratio to average net assets:
Gross expenses (d,e)	1.43%		1.38%	1.43	%(g)	1.56%	1.51%
Net expenses (b,d)	1.37%		1.42%	1.42	%(g)	1.42%	1.42%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,f)	(0.18)%		0.49%	0.48%		0.53%	0.92%
Portfolio turnover rate	462%		368%	275%		143%	563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Net Asset Value, Beginning of Period/Year	$21.43	$21.72	$22.84	$19.33	$19.21
Income From Investment Operations:
Net investment income (loss) (c,g)	0.23 (j)	0.10	0.14	(0.14)	0.05
Net gain from investments (both realized and unrealized)	0.36 (j)	0.39	(0.20)	3.86	0.07	(f)
Total from investment operations	0.59	0.49	(0.06)	3.72	0.12

Less Distributions:
From net investment income	(0.23)	(0.14)	(0.15)	(0.21)	—
From net realized gains	—	(0.64)	(0.91)	—	—
Total Distributions	(0.23)	(0.78)	(1.06)	(0.21)	—

Net Asset Value, End of Period/Year	$21.79	$21.43	$21.72	$22.84	$19.33

Total Return	2.78%	2.70%	(0.21)%	19.31%	0.62	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$40,562	$62,964	$22,714	$6,633	$7
Ratio to average net assets:
Gross expenses (d,e)	1.15%	1.13%	1.19%	1.35%	1.31	%(h)
Net expenses (b,d)	1.09%	1.08%	1.14%	1.17%	1.17	%(h)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,g)	1.14%	0.47%	0.61%	(0.62)%	1.09	%(h)
Portfolio turnover rate	462%	368%	275%	143%	563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

(j)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016

Net Asset Value, Beginning of Year	$9.44	$9.13	$9.73		$9.56		$9.86
Income From Investment Operations:
Net investment income (c,f)	0.18	0.29	0.30		0.25		0.16
Net gain (loss) from investments (both realized and unrealized)	0.50	0.31	(0.64)		0.17		(0.36)
Total from investment operations	0.68	0.60	(0.34)		0.42		(0.20)

Less Distributions:
From net investment income	(0.22)	(0.29)	(0.26)		(0.25)		(0.10)
Total Distributions	(0.22)	(0.29)	(0.26)		(0.25)		(0.10)

Net Asset Value, End of Year	$9.90	$9.44	$9.13		$9.73		$9.56

Total Return	7.29%	6.78%	(3.58)%		4.39%		(2.03)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$430,958	$272,400	$275,992		$200,521		$187,698
Ratio to average net assets:
Gross expenses (d,e)	1.05%	1.03%	1.09	%(g)	1.21%		1.28%
Net expenses (a,d)	0.90%	0.88%	0.98	%(g)	1.18	%(b)	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	1.87%	3.13%	3.16%		2.54%		1.58%
Portfolio turnover rate	225%	167%	155%		175%		205%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.01%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Net Asset Value, Beginning of Period/Year	$9.47	$9.16	$9.76		$9.60	$9.84
Income From Investment Operations:
Net investment income (c,f)	0.18	0.26	0.29		0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	0.47	0.32	(0.63)		0.28	(0.30)
Total from investment operations	0.65	0.58	(0.34)		0.41	(0.17)

Less Distributions:
From net investment income	(0.17)	(0.27)	(0.26)		(0.25)	(0.07)
Total Distributions	(0.17)	(0.27)	(0.26)		(0.25)	(0.07)

Net Asset Value, End of Period/Year	$9.95	$9.47	$9.16		$9.76	$9.60

Total Return	6.96%	6.53%	(3.58)%		4.31%	(1.74	)%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$3,896	$2,328	$1,587		$661	$6
Ratio to average net assets:
Gross expenses (d,e)	1.17%	1.20%	1.24	%(g)	1.32%	1.35	%(h)
Net expenses (b,d)	1.06%	1.05%	1.04	%(g)	1.24%	1.25	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	1.90%	2.79%	3.07%		1.37%	1.70	%(h)
Portfolio turnover rate	225%	167%	155%		175%	205%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 8, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)

Net Asset Value, Beginning of Period/Year	$9.43	$9.13	$9.72	$9.57	$10.00
Income From Investment Operations:
Net investment income (c,f)	0.49 (i)	0.29	0.31	0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	0.17 (i)	0.31	(0.63)	0.17	(0.47)
Total from investment operations	0.66	0.60	(0.32)	0.42	(0.43)

Less Distributions:
From net investment income	(0.23)	(0.30)	(0.27)	(0.27)	—
Total Distributions	(0.23)	(0.30)	(0.27)	(0.27)	—

Net Asset Value, End of Period/Year	$9.86	$9.43	$9.13	$9.72	$9.57

Total Return	7.07%	6.83%	(3.33)%	4.41%	(4.30	)%(h)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$184	$8,040	$7,488	$8,084	$2,572
Ratio to average net assets:
Gross expenses (d,e)	0.93%	0.95%	0.99%	1.03%	1.09	%(g)
Net expenses (b,d)	0.82%	0.80%	0.86%	0.99%	0.99	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	5.13%	3.15%	3.28%	2.53%	1.84	%(g)
Portfolio turnover rate	225%	167%	155%	175%	205%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

(i)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)

Net Asset Value, Beginning of Period/Year	$58.58	$60.03	$59.15	$50.00
Income From Investment Operations:
Net investment income (c)	1.19	1.47	1.18 (e)	0.66
Net gain (loss) from investments (both realized and unrealized)	(3.25)	0.27 (h)	1.61 (e)	9.01
Total from investment operations	(2.06)	1.74	2.79	9.67

Less Distributions:
From net investment income	(1.29)	(1.14)	(1.13)	(0.52)
From net realized gains	(0.22)	(2.05)	(0.78)	—
Total Distributions	(1.51)	(3.19)	(1.91)	(0.52)

Net Asset Value, End of Period/Year	$55.01	$58.58	$60.03	$59.15

Total Return	(3.41)%	3.67%	4.72%	19.45	%(g)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$104,774	$156,452	$39,909	$24,509
Ratio to average net assets:
Gross expenses (d)	1.11%	1.09%	1.32%	2.33	%(f)
Net expenses (i)	1.09%	1.09%	1.09%	1.09	%(b,f)
Net investment income net of reimbursement (recapture) and securities lending expense offset	2.28%	2.59%	1.93%	1.24	%(f)
Portfolio turnover rate	376%	369%	320%	184	%(g)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2016 (Commencement of Operations).

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)	Annualized.

(g)	Not annualized.

(h)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(i)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)

Net Asset Value, Beginning of Period/Year	$58.56	$60.00	$59.13	$54.31
Income From Investment Operations:
Net investment income (b)	1.13	1.37	1.04 (d)	0.25
Net gain (loss) from investments (both realized and unrealized)	(3.28)	0.29 (g)	1.66 (d)	4.78
Total from investment operations	(2.15)	1.66	2.70	5.03

Less Distributions:
From net investment income	(1.21)	(1.05)	(1.05)	(0.21)
From net realized gains	(0.21)	(2.05)	(0.78)	—
Total Distributions	(1.42)	(3.10)	(1.83)	(0.21)

Net Asset Value, End of Period/Year	$54.99	$58.56	$60.00	$59.13

Total Return	(3.55)%	3.50%	4.57%	9.28	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$8,781	$27,452	$10,892	$3,353
Ratio to average net assets:
Gross expenses (c)	1.25%	1.24%	1.48%	2.12	%(e)
Net expenses (h)	1.24%	1.24%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	2.17%	2.42%	1.71%	1.01	%(e)
Portfolio turnover rate	376%	369%	320%	184	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 20, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)

Net Asset Value, Beginning of Period/Year	$54.09	$51.00	$50.00
Income From Investment Operations:
Net investment income (b)	0.37	0.51	0.44
Net gain from investments (both realized and unrealized)	2.82	2.86	0.56
Total from investment operations	3.19	3.37	1.00

Less Distributions:
From net investment income	(0.30)	(0.17)	—
From net realized gains	—	(0.11)	—
Total Distributions	(0.30)	(0.28)	—

Net Asset Value, End of Period/Year	$56.98	$54.09	$51.00

Total Return	5.93%	6.69%	2.00	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$210,993	$163,322	$5,915
Ratio to average net assets:
Gross expenses (c)	1.12%	1.20%	2.28	%(d)
Net expenses	1.04%	1.04%	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.70%	0.99%	0.94	%(d)
Portfolio turnover rate	28%	10%	89	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)

Net Asset Value, Beginning of Period/Year	$54.06	$50.98	$50.58
Income From Investment Operations:
Net investment income (b)	0.29	0.42	0.31	(d)
Net gain from investments (both realized and unrealized)	2.82	2.87	0.09	(d)
Total from investment operations	3.11	3.29	0.40

Less Distributions:
From net investment income	(0.24)	(0.10)	—
From net realized gains	—	(0.11)	—
Total Distributions	(0.24)	(0.21)	—

Net Asset Value, End of Period/Year	$56.93	$54.06	$50.98

Total Return	5.78%	6.51%	0.77	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$24,804	$22,807	$9,173
Ratio to average net assets:
Gross expenses (c)	1.28%	1.37%	2.10	%(e)
Net expenses	1.19%	1.19%	1.19	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.56%	0.80%	0.75	%(e)
Portfolio turnover rate	28%	10%	89	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2018 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Year Ended November 30, 2020	For the Period Ended November 30, 2019 (a)

Net Asset Value, Beginning of period/year	$26.22	$25.00
Income From Investment Operations:
Net investment income (b)	0.12	0.12
Net gain from investments (both realized and unrealized)	0.91	1.10
Total from investment operations	1.03	1.22

Less Distributions:
From net investment income	(0.06)	—
Total Distributions	(0.06)	—

Net Asset Value, End of period/year	$27.19	$26.22

Total Return	3.96%	4.88	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$205,886	$85,776
Ratio to average net assets:
Gross expenses (c)	1.14%	1.93	%(d)
Net expenses	1.09%	1.09	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.49%	1.10	%(d)
Portfolio turnover rate	325%	0.11	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	For the Period Ended November 30, 2020 (a)

Net Asset Value, Beginning of Period	$26.23
Income From Investment Operations:
Net investment income (b)	0.04
Net gain from investments (both realized and unrealized)	0.89
Total from investment operations	0.93

Net Asset Value, End of Period	$27.16

Total Return	3.55	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$730
Ratio to average net assets:
Gross expenses (c)	1.30	%(d)
Net expenses	1.24	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.17	%(d)
Portfolio turnover rate	325%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 31, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	For the Period Ended November 30, 2020 (a)

Net Asset Value, Beginning of Period	$25.00
Income From Investment Operations:
Net investment income (b)	0.19	(f)
Net gain from investments (both realized and unrealized)	3.59	(f)
Total from investment operations	3.78

Net Asset Value, End of Period	$28.78

Total Return	15.12	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,985
Ratio to average net assets:
Gross expenses (c)	6.24	%(d)
Net expenses	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.73	%(d)
Portfolio turnover rate	81	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	For the Period Ended November 30, 2020 (a)

Net Asset Value, Beginning of Period	$25.04
Income From Investment Operations:
Net investment income (b)	0.13	(f)
Net gain from investments (both realized and unrealized)	3.52	(f)
Total from investment operations	3.65

Net Asset Value, End of Period	$28.69

Total Return	14.58	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,283
Ratio to average net assets:
Gross expenses (c)	4.56	%(d)
Net expenses	1.19	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.52	%(d)
Portfolio turnover rate	81	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements

November 30, 2020

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Defined Risk Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, open-end management investment companies. The Horizon Active Dividend Fund is registered under the 1940 Act as a non-diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Defensive Multi-Factor Fund is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon ESG Defensive Core Fund is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the 4:15 ET composite mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1		Level 2	Level 3	Total
Investment Companies	$528,186,443		$—	$—	$528,186,443
Purchased Call Options	—		273,500	—	273,500
Short Term Investments	213		—	—	213
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	171,201,918
Total	$528,186,656		$273,500	$—	$699,662,074

Horizon Active Risk Assist® Fund
Assets *	Level 1		Level 2	Level 3	Total
Investment Companies	$797,398,024		$—	$—	$797,398,024
Common Stocks	13,002,496		—	—	13,002,496
Purchased Call Options	—		430,500	—	430,500
Purchased Put Options	—		2,268,000	—	2,268,000
Short Term Investments	703,675		—	—	703,675
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	206,423,075
Total	$811,104,195		$2,698,500	$—	$1,020,225,770

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	—	867,500	—	867,500
Total	$—	$867,500	$—	$867,500

Horizon Active Income Fund
Assets *	Level 1		Level 2	Level 3	Total
Investment Companies	$432,209,814		$—	$—	$432,209,814
Short Term Investments	2,909,196		—	—	2,909,196
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	97,650,825
Total	$435,119,010		$—	$—	$532,769,835

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Horizon Active Dividend Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$111,030,646		$—	$—	$111,030,646
Convertible Preferred Stocks	551,716		—	—	551,716
Preferred Stocks	209,171		—	—	209,171
Purchased Put Options	—		11,200	—	11,200
Short Term Investments	1,745,150		—	—	1,745,150
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	22,446,600
Total	$113,536,683		$11,200	$—	$135,994,483

Horizon Defined Risk Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$236,083,125		$—	$—	$236,083,125
Warrants	3,896		—	—	3,896
Purchased Put Options	—		2,889,650	—	2,889,650
Short Term Investments	279,051		—	—	279,051
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	14,768,355
Total	$236,366,072		$2,889,650	$—	$254,024,077

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$2,689,925	$—	$2,689,925
Written Put Options	—	661,300	—	661,300
Total	$—	$3,351,225	$—	$3,351,225

Horizon Defensive Multi-Factor Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$205,948,573		$—	$—	$205,948,573
Short Term Investments	600,071		—	—	600,071
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	4,183,755
Total	$206,548,644		$—	$—	$210,732,399

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Horizon ESG Defensive Core Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$7,973,571		$—	$—	$7,973,571
Rights	1,987		—	—	1,987
Short Term Investments	163,118		—	—	163,118
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	163,101
Total	$8,138,676		$—	$—	$8,301,777

*	Refer to the Portfolios of Investments for security classifications.
**

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the year ended November 30, 2020, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund	Horizon Defined Risk Fund	Horizon Defensive Multi-Factor Fund
Purchased Options	$804,313	$1,891,263	$—	$113,344	$3,859,673	$7,525
Written Options	$1,745,738	$1,016,647	$244,912	$29,325	$4,622,063	$—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of November 30, 2020:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	N/A
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Dividend Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	N/A
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$273,500
Written Options	$—

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$2,698,500
Written Options	$867,500

Horizon Active Dividend Fund
Derivatives Investment Value
Purchased Options	$11,200
Written Options	$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$2,889,650
Written Options	$3,351,225

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended November 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$1,770,837
Written Options	(12,144,235)
$(10,373,398)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$272,977
Written Options	(128,674)
$144,303

Horizon Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(17,669,183)
Written Options	6,891,603
$(10,777,580)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$845,515
Written Options	132,177
$977,692

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Horizon Active Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(43,487)
Written Options	(2,397,419)
$(2,440,906)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	(7,215)
$(7,215)

Horizon Active Dividend Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(622,093)
Written Options	157,608
$(464,485)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$101,962
Written Options	(35,880)
$66,082

Horizon Defined Risk Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(6,808,543)
Written Options	(12,784,142)
$(19,592,685)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(2,866,393)
Written Options	1,921,535
$(944,858)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Defensive Multi-Factor Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(78,841)
Written Options	27,733
$(51,108)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of November 30, 2020.

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$867,500	(1)	$—	$867,500	$—	$(867,500	)(2)	$—
Total	$867,500		$—	$867,500	$—	$(867,500)		$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$3,351,225	(1)	$—	$3,351,225	$—	$(3,351,225	)(2)	$—
Total	$3,351,225		$—	$3,351,225	$—	$(3,351,225)		$—

(1)	Written options at value as presented in the Portfolios of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk, Horizon Defensive Multi-Factor Fund, and Horizon ESG Defensive Core Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, the Horizon Defensive Multi-Factor Fund and the Horizon ESG Defensive Core Fund pursuant to Rule 12b-1 under the

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. During the year ended November 30, 2020 the distribution fees accrued for the Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Defensive Multi-Factor Fund, Horizon ESG Defensive Core Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the year ended November 30, 2020, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund Advisor Class shares incurred $19,754, $8,657, $5,132, $49,700, $60,680, $653, and $4,996, respectively, pursuant to the plan. During the year ended November 30, 2020, the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund Investor Class shares incurred $120,364, $167,161, $126,611 and $1,175, respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

LIBOR Discontinuation Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Funds invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Active Dividend Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon Defensive Multi-Factor Fund and 0.75% of the average daily net assets up to $150,000,000 and 0.70% thereafter of the Horizon ESG Defensive Core Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2021 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund, and June 26, 2022 for the Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Defensive Multi-Factor Fund	0.99%	0.99%	0.99%
Horizon ESG Defensive Core Fund	0.94%	0.94%	0.94%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated. During the year ended November 30, 2020, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Defensive Multi-Factor Fund, and the Horizon ESG Defensive Core Fund $450,596, $82,322, $0, $77,458, $0, $7,220, and $0, respectively.

Fund	2021	2022	2023	Total
Horizon Active Asset Allocation Fund	$—	$—	$4,388	$4,388
Horizon Active Risk Assist® Fund	—	—	—	—
Horizon Active Income Fund	—	—	—	—
Horizon Active Dividend Fund	23,810	3,050	25,480	52,340
Horizon Defined Risk Fund	87,874	153,545	159,403	400,822
Horizon Defensive Multi-Factor Fund	—	61,386	69,269	130,655
Horizon ESG Defensive Core Fund	—	—	128,466	128,466

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $60,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting or $1,000 for attendance of a special meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year or period ended November 30, 2020, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$1,045,666,129	$1,123,534,279
Horizon Active Risk Assist® Fund	3,582,159,134	3,588,767,934
Horizon Active Income Fund	890,595,276	754,454,377
Horizon Active Dividend Fund	506,242,286	548,832,360
Horizon Defined Risk Fund	73,094,667	52,194,328
Horizon Defensive Multi-Factor Fund	519,162,711	410,434,421
Horizon ESG Defensive Core Fund	9,642,919	2,742,314

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the year ended November 30, 2020, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

As of the year or period ended November 30, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$165,021,019	$171,201,918
Horizon Active Risk Assist® Fund	199,535,244	206,423,075
Horizon Active Income Fund	95,513,938	97,650,825
Horizon Active Dividend Fund	21,616,125	22,446,600
Horizon Defined Risk Fund	14,282,093	14,768,355
Horizon Defensive Multi-Factor Fund	4,103,431	4,183,755
Horizon ESG Defensive Core Fund	160,096	163,101

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the year ended November 30, 2020, and renewed effective March 1, 2020, the Funds, excluding the Horizon ESG Defensive Core Fund, are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 28, 2021, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 3.25% as of November 30, 2020, if they borrow. For the year ended November 30, 2020, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund and Horizon Defensive Multi-Factor Fund had average borrowings of $502,240, $72,847, $329,036, $285,648, $80,437 and $932 and the weighted average interest rate on the line of credit borrowings was 3.34%, 3.25%, 3.88%, 4.00%, 3.25% and 3.25%, respectively. Between November 25, 2020 and November 26, 2020, the Horizon Active Asset Allocation Fund had borrowings of $20,298,000, between November 27, 2020 and November 29, 2020, the Horizon Active Risk Assist® Fund had borrowings of $2,320,000, on March 16, 2020, the Horizon Active Income Fund had borrowings of $39,056,000, on March 12, 2020, the Horizon Active Dividend Fund had borrowings of $20,495,000, on October 29, 2020, the Horizon Defined Risk Fund had borrowings of $2,946,000, and on March 16, 2020, the Horizon Defensive Multi-Factor Fund had borrowings of $302,000, which represent the largest borrowing amounts, respectively, during the year ended November 30, 2020. The Horizon Active Asset Allocation Fund had outstanding borrowings of $390,000 on the line of credit as of November 30, 2020 and is presented on the Statement of Assets and Liabilities with unpaid interest as “Payable for Line of Credit”.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2020 and November 30, 2019 was as follows:

	For the year or period ended November 30, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$3,747,366	$—	$—	$3,747,366
Horizon Active Risk Assist® Fund	8,258,860	—	—	8,258,860
Horizon Active Income Fund	6,637,845	—	—	6,637,845
Horizon Active Dividend Fund	4,329,453	—	—	4,329,453
Horizon Defined Risk Fund	1,013,067	—	—	1,013,067
Horizon Defensive Multi-Factor Fund	218,854	1,921	—	220,775
Horizon ESG Defensive Core Fund	—	—	—	—

	For the year or period ended November 30, 2019
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$25,841,890	$4,610,598	$—	$30,452,488
Horizon Active Risk Assist® Fund	23,830,449	2,024,864	—	25,855,313
Horizon Active Income Fund	8,785,949	—	—	8,785,949
Horizon Active Dividend Fund	4,426,133	—	—	4,426,133
Horizon Defined Risk Fund	131,365	8,881	—	140,246
Horizon Defensive Multi-Factor Fund	—	—	—	—

On December 21, 2020, the Funds paid the following per share income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.06825205	$0.04324425	$0.08032212
Horizon Active Risk Assist® Fund	0.08341779	0.07327484	0.10396551
Horizon Active Income Fund	0.07900094	0.07078763	0.08236843
Horizon Active Dividend Fund	0.33049457	0.28351334	—
Horizon Defined Risk Fund	0.32740337	0.22931066	—
Horizon Defensive Multi-Factor Fund	0.08409453	0.07485484	—
Horizon ESG Defensive Core Fund	0.09905555	0.06923699	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

On December 21, 2020, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$0.23754	$0.60808
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon Defensive Multi-Factor Fund	—	—
Horizon ESG Defensive Core Fund	0.71101	0.00241

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2020, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$660,565,303	$45,745,627	$(6,648,856)	$39,096,771
Horizon Active Risk Assist® Fund	956,091,454	68,696,793	(5,429,977)	63,266,816
Horizon Active Income Fund	522,003,251	11,693,451	(926,867)	10,766,584
Horizon Active Dividend Fund	126,121,554	11,613,204	(1,740,172)	9,873,032
Horizon Defined Risk Fund	207,497,085	49,309,792	(6,134,025)	43,175,767
Horizon Defensive Multi-Factor Fund	192,342,369	21,372,033	(2,982,003)	18,390,030
Horizon ESG Defensive Core Fund	7,445,576	1,005,982	(149,781)	856,201

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$9,776,576	$22,927,247	$—	$—	$—	$39,096,771	$71,800,594
Horizon Active Risk Assist® Fund	299,411	—	—	(43,288,539)	—	63,266,816	20,277,688
Horizon Active Income Fund	1,857,021	—	—	(10,388,825)	—	10,766,584	2,234,780
Horizon Active Dividend Fund	516,471	—	—	(21,348,394)	—	9,873,032	(10,958,891)
Horizon Defined Risk Fund	1,199,090	—	—	(23,654,930)	—	43,175,768	20,719,928
Horizon Defensive Multi-Factor Fund	494,350	—	—	(3,134,932)	—	18,390,030	15,749,448
Horizon ESG Defensive Core Fund	238,840	744	—	—	—	856,201	1,095,785

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist® Fund	32,795,561	9,975,718	42,771,279
Horizon Active Income Fund	9,722,261	666,564	10,388,825
Horizon Active Dividend Fund	21,348,394	—	21,348,394
Horizon Defined Risk Fund	12,093,287	11,561,643	23,654,930
Horizon Defensive Multi-Factor Fund	3,130,769	4,163	3,134,932
Horizon ESG Defensive Core Fund	—	—	—

The Horizon Active Asset Allocation Fund utilized $7,398,690 of capital loss carryforward during the fiscal year.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2020, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$(2,370,711)	$2,370,711
Horizon Active Risk Assist® Fund	64,089	(64,089)
Horizon Active Income Fund	20,041	(20,041)
Horizon Active Dividend Fund	1,102	(1,102)
Horizon Defined Risk Fund	—	—
Horizon Defensive Multi-Factor Fund	—	—
Horizon ESG Defensive Core Fund	256	(256)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2020, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There was one individual shareholder of record who owned more than 5% of the outstanding shares of beneficial interest of the Horizon ESG Defensive Core Fund Investor Class. This shareholder did not own more than 5% of the outstanding shares of beneficial interest of the Fund. No other individual shareholders of record owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

9. INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the year ended November 30, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at November 30, 2020	Shares Balance November 30, 2020
Janus Henderson Small/Mid Cap Growth Alpha ETF*	$4,163,542	$1,561,781	$(312,060)	$1,217,295	$(22,416)	$12,629	$6,608,142	112,690
Xtrackers S&P 500 ESG ETF*	5,848,000	272,688	(438,220)	918,864	11,534	97,056	6,612,866	207,495
	$10,011,542	$1,834,469	$(750,280)	$2,136,159	$(10,882)	$109,685	$13,221,008	320,185

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the year ended November 30, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at November 30, 2020		Shares Balance November 30, 2020
X-Trackers Russell 1000 Comprehensive Factor ETF	$43,984,409	$13,513,061	$(37,277,161)	$(1,974,363)	$(1,929,194)	$329,943	$16,316,752	**	437,287
X-Trackers Russell 1000 US QARP ETF	23,194,429	11,337,673	(18,803,263)	390,080	228,450	283,625	16,347,369	**	500,201
X-Trackers S&P 500 ESG ETF*	9,329,600	2,731,998	(5,285,177)	935,384	442,103	141,031	8,153,908		255,849
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*	—	1,297,114,108	(1,296,383,824)	—	(730,284)	664,697	—		—
	$76,508,438	$1,324,696,840	$(1,357,749,425)	$(648,899)	$(1,988,925)	$1,419,296	$40,818,029		$1,193,337

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2020

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in this affiliated company for the year ended November 30, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at November 30, 2020		Shares Balance November 30, 2020
X-Trackers Short Duration High Yield Bond ETF	$4,365,499	$4,478,600	$(887,292)	$99,213	$(116,406)	$335,154	$7,939,614	**	168,337
	$4,365,499	$4,478,600	$(887,292)	$99,213	$(116,406)	$335,154	$7,939,614		168,337

*	Issuer was no longer an affiliate as of November 30, 2020.
**	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements other than the distributions noted in Note 7, and those noted below.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Horizon Funds

Report of Independent Registered Public Accounting Firm

November 30, 2020

To the Shareholders and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Horizon Funds comprising the funds listed below (the “Funds”) as of November 30, 2020, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund	For the year ended November 30, 2020	For the years ended November 30, 2020 and 2019	For the years ended November 30, 2020, 2019, 2018, 2017, and 2016
Horizon Active Dividend Fund	For the year ended November 30, 2020	For the years ended November 30, 2020 and 2019	For the years ended November 30, 2020, 2019, 2018 and for the period from December 28, 2016 (commencement of operations) through November 30, 2017
Horizon Defined Risk Fund	For the year ended November 30, 2020	For the years ended November 30, 2020 and 2019	For the years ended November 30, 2020, 2019, and for the period from December 28, 2017 (commencement of operations) through November 30, 2018
Horizon Defensive Multi-Factor Fund	For the year ended November 30, 2020	For the year ended November 30, 2020 and for the period from June 26, 2019 (commencement of operations) through November 30, 2019
Horizon ESG Defensive Core Fund	For the period from December 26, 2019 (commencement of operations) through November 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Horizon Funds

Report of Independent Registered Public Accounting Firm (Continued)

November 30, 2020

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

/s/ COHEN & COMPANY, LTD

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2021

Horizon Funds

Disclosure of Fund Expenses (Unaudited)

November 30, 2020

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio [2]	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period [1]	Ending Account Value 11/30/2020	Expenses Paid During Period [1]
Horizon Active Asset Allocation - Investor Class	1.34%	$ 1,000.00	$ 1,193.40	$ 7.36	$ 1,018.29	$ 6.78
Horizon Active Asset Allocation - Advisor Class	1.42%	$ 1,000.00	$ 1,193.40	$ 7.80	$ 1,017.89	$ 7.18
Horizon Active Asset Allocation - Institutional Class	1.17%	$ 1,000.00	$ 1,193.70	$ 6.42	$ 1,019.15	$ 5.91
Horizon Active Risk Assist® - Investor Class	1.28%	$ 1,000.00	$ 1,175.80	$ 6.94	$ 1,018.62	$ 6.44
Horizon Active Risk Assist® - Advisor Class	1.43%	$ 1,000.00	$ 1,174.60	$ 7.80	$ 1,017.83	$ 7.23
Horizon Active Risk Assist® - Institutional Class	1.18%	$ 1,000.00	$ 1,175.90	$ 6.40	$ 1,019.12	$ 5.94
Horizon Active Income - Investor Class	1.03%	$ 1,000.00	$ 1,044.80	$ 5.27	$ 1,019.85	$ 5.21
Horizon Active Income - Advisor Class	1.18%	$ 1,000.00	$ 1,043.40	$ 6.01	$ 1,019.12	$ 5.94
Horizon Active Income - Institutional Class	0.93%	$ 1,000.00	$ 1,045.30	$ 4.77	$ 1,020.34	$ 4.71
Horizon Active Dividend - Investor Class	1.18%	$ 1,000.00	$ 1,130.80	$ 6.28	$ 1,019.11	$ 5.95
Horizon Active Dividend - Advisor Class	1.33%	$ 1,000.00	$ 1,129.90	$ 7.08	$ 1,018.35	$ 6.71
Horizon Defined Risk - Investor Class	1.04%	$ 1,000.00	$ 1,105.80	$ 5.48	$ 1,019.79	$ 5.26
Horizon Defined Risk - Advisor Class	1.19%	$ 1,000.00	$ 1,105.00	$ 6.27	$ 1,019.05	$ 6.01
Horizon Defensive Multi-Factor - Investor Class	1.09%	$ 1,000.00	$ 1,150.20	$ 5.86	$ 1,019.55	$ 5.51
Horizon Defensive Multi-Factor - Advisor Class	1.24%	$ 1,000.00	$ 1,149.40	$ 6.67	$ 1,018.80	$ 6.26
Horizon ESG Defensive Core - Investor Class	1.04%	$ 1,000.00	$ 1,191.70	$ 5.70	$ 1,019.80	$ 5.25
Horizon ESG Defensive Core - Advisor Class	1.19%	$ 1,000.00	$ 1,191.00	$ 6.52	$ 1,019.05	$ 6.01

[1]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

[2]	The expense ratio excludes securities lending offset.

Horizon Funds

Approval of the Management Agreements (Unaudited)

November 30, 2020

At an in-person meeting held on July 21, 2020, at which all of the Trustees were present, the Board of Trustees (the “Board”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), voting separately, reviewed and approved the continuance of each Investment Advisory Agreement (each, an “Advisory Agreement”, and together the “Advisory Agreements”) between the Trust and the Adviser for each of the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund, the Horizon Active Income Fund the Horizon Active Dividend Fund and the Horizon Defined Risk Fund (each a “Fund” and together the “Funds”). In the course of their deliberations, the Board was advised by independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the approval of the renewal and continuance of the Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed a memorandum, provided by independent legal counsel, which summarized the Board’s fiduciary duties and responsibilities in reviewing and approving the Advisory Agreements and other matters to be considered by the Board at the Meeting and the types of information that should be reviewed by them and their responsibilities in making an informed decision regarding the approval of the Advisory Agreements. The Board also reviewed and analyzed various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser to each Fund; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iii) the investment performance of each Funds and the Adviser; (iv) the extent to which economies of scale will be realized as each Fund grows; and (iv) whether the fee levels reflect these economies of scale to the benefit of each Fund’s shareholders, including the following:

Nature, extent and quality of the services to be provided by the Adviser to the Funds. In this regard, the Board considered information regarding the services to be provided to the Funds, the experience, qualifications and key personnel of the Adviser, the Adviser’s compliance program, the Adviser’s sales force, the Adviser’s assets under management and relationships with other registered investment advisers for distribution purposes. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition.

The Investment Performance of the Funds and the Adviser. In this regard, the Board considered each Fund’s past performance, including comparisons to peer funds. The Board also considered each Fund’s portfolio turnover, use of soft dollars and best execution policies. The Board also considered the performance of other accounts managed by the Adviser.

Costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with each Fund. In this regard, the Board considered the management fees proposed to be charged to each Fund, and each Fund’s total expense ratios, each as compared to each Fund’s peer group, and took into account the differences in managing the Funds compared to other products that the Adviser offers, as well as the fees charged by Horizon to its separately managed accounts. The Board considered the terms and conditions of each Advisory Agreement, including the management fee and the services to be provided by the Adviser thereunder. The Board also considered the indirect benefits that the Adviser receives through soft dollars, cross sales of other products the Adviser sells and third-party marketing materials.

The extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. In this regard, the Board considered that the Adviser was still waiving a portion of its advisory fees under the Expense Limitation Agreements with each Fund and considered how these waivers supported the Funds, noting that the Adviser expected to receive its full fees from all of the Funds as the Funds continue to grow. The Board considered the terms of the expense limitation agreement for each Fund, and the fact that the Adviser had agreed to continue the expense limitation agreements through at least March 31, 2022,

Horizon Funds

Approval of the Management Agreements (Unaudited) (Continued)

November 30, 2020

and noted that the expense waivers and reimbursements were subject to recoupment during a three-year look-back window. The Board also considered that the Adviser agreed to consider implementing breakpoints in its management fee after such time as each Fund grows to a size that the Adviser is receiving its full fee.

After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of each Advisory Agreement.

Horizon Funds

Additional Information (Unaudited)

November 30, 2020

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	60.32%
Horizon Active Risk Assist® Fund	100.00%
Horizon Active Income Fund	9.53%
Horizon Active Dividend Fund	96.22%
Horizon Defined Risk Fund	100.00%
Horizon Defensive Multi-Factor Fund	100.00%
Horizon ESG Defensive Core Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2020 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	6.55%
Horizon Active Risk Assist® Fund	25.99%
Horizon Active Income Fund	3.14%
Horizon Active Dividend Fund	79.67%
Horizon Defined Risk Fund	100.00%
Horizon Defensive Multi-Factor Fund	100.00%
Horizon ESG Defensive Core Fund	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for Each Fund were as follows:

Fund Name	Short Term Capital Gain
Horizon Active Asset Allocation Fund	0.00%
Horizon Active Risk Assist® Fund	0.00%
Horizon Active Income Fund	0.00%
Horizon Active Dividend Fund	15.46%
Horizon Defined Risk Fund	0.00%
Horizon Defensive Multi-Factor Fund	0.00%
Horizon ESG Defensive Core Fund	0.00%

Horizon Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

November 30, 2020

Foreign Tax Credit

For the year ended November 30, 2020, the Horizon Active Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist® Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$2,047,412	$261,234
Horizon Active Income Fund	181,583	1,782
Horizon Active Risk Assist® Fund	5,001,940	518,465

Horizon Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

November 30, 2020

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	CEO of Horizon Investments, LLC	7	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008- November 2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer; One Year Term of Office (since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal Intersection Partners, 2011-2015.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (866) 371-2399.

Horizon Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

November 30, 2020

Independent Trustees
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	7	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	7	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	7	Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio). Trustee, Barings BDC, Inc.

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, and tax services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2020	FYE 11/30/2019
Audit Fees	$97,500	$90,000
Audit-Related Fees	$0	$0
Tax Fees	$21,000	$21,000
All Other Fees	$3,000	$0

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended November 30, 2020 and November 30, 2019, respectively, applicable to non-audit services pursuant to a waiver of the pre-approval requirement was as follows:

	FYE 11/30/2020	FYE 11/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountants for services to the registrant and to the registrant’s investment adviser or Service Affiliates (as defined below) for the last two years.

Non-Audit Related Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	$3,730	$1,531
Registrant’s Investment Adviser	$0	$0

Because the registrant’s accountants have not rendered any non-audit services during the last two fiscal years to the registrant’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (together with the registrant’s investment adviser, “Service Affiliates”) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s board of directors has not considered whether the provision of such services to the registrant’s investment adviser or the Service Affiliates is compatible with maintaining the independence of the registrant’s accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	2/4/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	2/4/2021

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	2/4/2021

*	Print the name and title of each signing officer under his or her signature.